UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund

385 East Colorado Boulevard Pasadena, CA	91101

(Address of principal executive offices)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202.

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004

Item 1 – Report to Shareholders

Portfolio Manager Commentary

and Annual Report to

Shareholders

March 31, 2004

Western Asset Funds, Inc.

Institutional and Financial Intermediary Classes

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

For more information, visit us on the web

at www.westernassetfunds.com.

Western Asset Funds, Inc.

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Annual Report to Shareholders

March 31, 2004

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Western Asset Limited Duration Bond Portfolio

Total Return

	First Quarter 2004	Since InceptionA

Western Asset Limited Duration Bond Portfolio Institutional Class	+1.43%	+1.69%

Merrill Lynch 1-3 Year Treasury IndexB	+1.00%	+1.15%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period which began with its inception October 1, 2003, and ended March 31, 2004, since Treasury yields were mixed but on balance unchanged. With strategies producing generally positive results, the Fund’s total return of 1.69% (net of expenses) exceeded that of its benchmark, the Merrill Lynch 1-3 Year Treasury Index, which recorded a total return of 1.15%. The biggest positive for performance came from heavily underweighting the government sector in order to overweight the higher-yielding corporate, mortgage-backed securities, and asset-backed sectors during an environment in which spreads were generally unchanged to tighter. A moderate exposure to longer-maturity Treasury Inflation-Protected Securities (“TIPS”) also made a substantial contribution to returns as real yields declined. Duration and yield curve exposure had little impact on returns.

Western Asset Intermediate Bond Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Three Years	Five Years	Since InceptionC

Western Asset Intermediate Bond Portfolio Institutional Class	+2.55%	+7.58%	+7.68%	+7.61%	+7.61%

Lehman Intermediate Government/Credit Bond IndexD	+2.47%	+5.30%	+7.36%	+7.22%	+7.36%

The impact of market conditions on the Fund’s performance was mixed but generally positive for the year ended March 31, 2004. Short-term interest rates fell, but long-term rates rose modestly, while spreads on non-Treasury issues declined. With strategies producing generally positive results, the Fund’s total return of 7.58% (net of expenses) exceeded that of its benchmark, the Lehman Intermediate Government/Credit Bond Index, which recorded a total return of 5.30%. The biggest positive for performance came from a moderate overweighting to the corporate sector, with an emphasis on longer maturity, BBB rated securities. A moderate exposure to long-maturity Treasury Inflation-Protected Securities (“TIPS”) also made a substantial contribution to returns as real yields declined. A moderate exposure to the mortgage sector also added to performance as spreads tightened. The Fund’s barbelled exposure to maturities detracted from performance, suffering as the yield curve steepened.

A	The Fund’s Institutional Class inception date is October 1, 2003. Index returns are for periods beginning September 30, 2003.
B	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years. It is not possible to invest in an index.
C	The Fund’s Institutional Class inception date is July 1, 1994. Index returns are for periods beginning June 30, 1994.
D	An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years. It is not possible to invest in an index.

Annual Report to Shareholders

Western Asset Core Bond Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Five Years	Ten Years	Since InceptionE

Western Asset Core Bond Portfolio Institutional Class	+2.60%	+7.64%	+8.19%	+8.00%	+8.99%

Financial Intermediary Class	+2.53%	+7.36%	N/A	N/A	+8.46%

Lehman Aggregate Bond IndexF	+2.66%	+5.40%	+7.29%	+7.54%	+8.18%

The impact of market conditions on the Fund’s performance was mixed but generally positive for the year ended March 31, 2004. Short-term interest rates fell, but long-term rates rose modestly, while spreads on non-Treasury issues declined. With strategies producing generally positive results, the Fund’s Institutional Class total return of 7.64% (net of expenses) exceeded that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 5.40%. The biggest positive for performance came from a moderate overweighting to the corporate sector, with an emphasis on longer maturity, BBB rated securities. A moderate exposure to long-maturity Treasury Inflation-Protected Securities (“TIPS”) also made a substantial contribution to returns as real yields declined. A moderate overweighting to the mortgage sector in the first part of the period also added to performance as spreads tightened. The Fund’s barbelled exposure to maturities detracted from performance, suffering as the yield curve steepened.

Western Asset Core Plus Bond Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Three Years	Five Years	Since InceptionG

Western Asset Core Plus Bond Portfolio Institutional Class	+2.82%	+9.12%	+9.06%	+8.50%	+7.86%

Financial Intermediary Class	+2.67%	+8.82%	N/A	N/A	+8.84%

Lehman Aggregate Bond IndexF	+2.66%	+5.40%	+7.29%	+7.54%	+7.05%

The impact of market conditions on the Fund’s performance was mixed but generally positive for the year ended March 31, 2004. Short-term interest rates fell, but long-term rates rose modestly, while spreads on non-Treasury issues declined. With strategies producing generally positive results, the Fund’s Institutional Class total return of 9.12% (net of expenses) exceeded that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 5.40%. The biggest positive for performance came from a moderate overweighting to the corporate sector, with an emphasis on longer maturity, BBB rated securities. Exposure to high-yield and emerging market debt securities also contributed substantially to performance thanks to generous and tighter spreads in both sectors. A moderate exposure to long-maturity Treasury Inflation-Protected Securities (“TIPS”) also made a substantial positive contribution to returns as real yields declined. A moderate overweighting to the mortgage sector in the first part of the period also added to performance as spreads tightened. Non-dollar bond exposure also contributed to returns, primarily due to a decision to leave some currency exposure unhedged as the dollar weakened. The Fund’s barbelled exposure to maturities detracted from performance, suffering as the yield curve steepened.

E	The Fund’s Institutional Class inception date is September 4, 1990. The Financial Intermediary Class inception date is July 22, 1999. Index returns are for periods beginning August 31, 1990.
F	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. It is not possible to invest in an index.
G	The Fund’s Institutional Class inception date is July 8, 1998. The Financial Intermediary Class inception date is January 8, 2002. Index returns are for periods beginning June 30, 1998.

Western Asset Inflation Indexed Plus Bond Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Three Years	Since InceptionH

Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	+4.48%	+10.33%	+10.61%	+10.52%

Lehman U.S. Treasury Inflation Notes IndexI	+5.14%	+10.83%	+11.00%	+11.13%

The impact of market conditions on the Fund’s performance was generally positive for the year ended March 31, 2004, since real yields fell. The inflation adjustment on indexed bonds was only modest, however, at 1.7%. With strategies experiencing mixed results, the Fund’s total return of 10.33% (net of expenses) trailed that of its benchmark, the Lehman U.S. Treasury Inflation Notes Index, which recorded a total return of 10.83%. Although the Fund’s neutral to moderately long duration posture benefited somewhat from declining real yields, this was more than offset by the negative impact of a steeper real yield curve, which worked against the portfolio’s emphasis on longer maturities.

Western Asset High Yield Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Since InceptionJ

Western Asset High Yield Portfolio Institutional Class	+1.38%	+18.27%	+10.42%

Lehman High Yield IndexK	+2.34%	+22.66%	+13.64%

For the year ended March 31, 2004, the Fund underperformed its benchmark, returning 18.27% versus 22.66% for the Lehman High Yield Index. The primary reason for the relative underperformance to the benchmark was due to the Fund’s underweighting, for most of the year, to the riskiest part of the high yield market, CCC rated and distressed securities. For the past 12 months, CCC issues have returned 34.80% and distressed over the same period have returned 77.07%. The Western Asset management team believes that over the long run, the primary way to generate returns in the asset class is to generate coupon income. Therefore, a primary strategy of the portfolio managers is to avoid those issues which present a higher than acceptable probability of default. The Western Asset management team believes that these issuers are typically found in the CCC and distressed categories. During the period, the Fund experienced a default rate of less than 1.50% versus a market rate of 4.2%.

H	The Fund’s Institutional Class inception date is March 1, 2001. Index returns are for periods beginning February 28, 2001.
I	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. It is not possible to invest in an index.
J	The Fund’s Institutional Class inception date is September 28, 2001. Index returns are for periods beginning September 30, 2001.
K	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. It is not possible to invest in an index.

Annual Report to Shareholders

Western Asset Non-U.S. Opportunity Bond Portfolio

Average Annual Total Return

	First Quarter 2004	One Year	Three Years	Five Years	Since InceptionL

Western Asset Non-U.S. Opportunity Bond Portfolio Institutional Class	+3.64%	+9.06%	+11.02%	+7.91%	+7.95%

Citigroup World Government ex-U.S. Bond Index (Hedged)M	+1.67%	+2.23%	+4.56%	+5.40%	+5.97%

The impact of market conditions on the Fund’s performance was mixed to somewhat positive in the year ended March 31, 2004; European bond yields moved modestly lower, but Japanese bond yields rose significantly. With strategies producing uniformly positive results, the Fund’s total return of 9.06% (net of expenses) exceeded that of its benchmark, the Citigroup World Government ex-U.S. Bond Index (Hedged), which recorded a total return of 2.23%. Having no exposure to the Japanese bond market made a significant contribution to returns. The Fund’s heavy emphasis on long-maturity Eurozone and euro-peripheral government bonds benefited handsomely from higher-than-benchmark yields and stable to lower interest rates. A bulleted yield curve exposure benefited from lower short-term interest rates, as most European yield curves steepened. Finally, the Fund’s moderate unhedged exposure to the euro and dollar-bloc currencies benefited significantly as the dollar declined.

Western Asset Management Company

April 27, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.westernassetfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

L	The Fund’s Institutional Class inception date is July 15, 1998. Index returns are for periods beginning July 31, 1998.
M	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. It is not possible to invest in an index.

PERFORMANCE INFORMATION

The following graphs and tables compare each Fund’s total returns against that of an appropriate broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Due to the limited operating history of the Western Asset Limited Duration Bond Portfolio, performance graphs are not presented. The Fund, which began operations on October 1, 2003, had a total return of +1.69% for the period ended March 31, 2004.

Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Intermediate Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years. It is not possible to invest in an index.
B	The Fund’s Institutional Class inception date is July 1, 1994. Index returns are for periods beginning June 30, 1994.

Western Asset Core Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. It is not possible to invest in an index.

Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Core Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

D	The Fund’s Financial Intermediary Class inception date is July 22, 1999. Index returns are for periods beginning July 31, 1999.

Western Asset Core Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

E	The Fund’s Institutional Class inception date is July 8, 1998. Index returns are for periods beginning June 30, 1998.

Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Core Plus Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

F	The Fund’s Financial Intermediary Class inception date is January 8, 2002. Index returns are for periods beginning December 31, 2001.

Western Asset Inflation Indexed Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

G	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. It is not possible to invest in an index.
H	The Fund’s Institutional Class inception date is March 1, 2001. Index returns are for periods beginning February 28, 2001.

Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset High Yield Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

I	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. It is not possible to invest in an index.
J	The Fund’s Institutional Class inception date is September 28, 2001. Index returns are for periods beginning September 30, 2001.

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

K	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. It is not possible to invest in an index.
L	The Fund’s Institutional Class inception date is July 15, 1998. Index returns are for periods beginning July 31, 1998.

Annual Report to Shareholders

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	92.9%

Corporate Bonds and Notes	29.8%

Aerospace/Defense	0.4%
Raytheon Company		1.580%	6/10/05	$100	$100	A

Banking and Finance	3.5%
Ford Motor Credit Company		7.600%	8/1/05	100	106
Ford Motor Credit Company		7.375%	10/28/09	150	165
General Motors Acceptance Corporation		7.000%	10/25/04	30	31
General Motors Acceptance Corporation		4.150%	2/7/05	60	61
General Motors Acceptance Corporation		5.250%	5/16/05	70	72
General Motors Acceptance Corporation		7.500%	7/15/05	110	117
Household Finance Corporation		6.500%	1/24/06	120	130
John Deere Capital Corporation		3.900%	1/15/08	120	125
Toyota Motor Credit Corporation		1.160%	2/15/05	125	125	A

					932

Banks	1.9%
Bank of America Corporation		1.400%	10/22/04	70	70	A
Bank One Corporation		6.500%	2/1/06	130	141
FleetBoston Financial Corporation		4.875%	12/1/06	140	149
Wachovia Corporation		6.800%	6/1/05	120	127

					487

Cable	0.8%
Tele-Communications, Inc.		7.250%	8/1/05	200	214

Chemicals	0.6%
The Dow Chemical Company		7.000%	8/15/05	140	150

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	50	53

Consumer Products	0.5%
The Procter & Gamble Company		4.750%	6/15/07	120	129

Containers and Packaging	0.6%
MeadWestvaco Corporation		8.400%	6/1/07	130	152

Diversified Financial Services	1.3%
Citigroup Inc.		3.625%	2/9/09	115	117

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
U.S. Bancorp		3.125%	3/15/08	$130	$131
Wells Fargo & Company		1.220%	3/3/06	100	100	A

					348

Drug and Grocery Store Chains	0.1%
Safeway Inc.		1.601%	11/1/05	30	30	A

Electric	3.1%
American Electric Power Company, Inc.		6.125%	5/15/06	160	173
FirstEnergy Corp.		5.500%	11/15/06	400	425
Southern California Edison Company		1.420%	1/13/06	60	60	A
Virginia Electric and Power Company		5.750%	3/31/06	150	161

					819

Energy	1.1%
DTE Energy Company		6.000%	6/1/04	40	40
Pacific Gas and Electric Company		3.600%	3/1/09	80	80
Progress Energy, Inc.		6.750%	3/1/06	150	163

					283

Environmental Services	0.7%
Waste Management, Inc.		7.000%	10/15/06	175	194

Food, Beverage and Tobacco	1.7%
Altria Group, Inc.		7.000%	7/15/05	140	148
Kellogg Company		6.000%	4/1/06	130	140
Sara Lee Corporation		1.950%	6/15/06	160	160

					448

Investment Banking/Brokerage	2.7%
J.P. Morgan Chase & Co., Inc.		1.390%	5/20/05	100	100	A
Lehman Brothers Holdings Inc.		1.551%	4/3/06	80	80	A
Lehman Brothers Holdings Inc.		1.390%	5/15/06	100	100	A
Merrill Lynch & Co., Inc.		7.375%	5/15/06	140	156
The Bear Stearns Companies Inc.		1.360%	6/19/06	150	151	A
The Goldman Sachs Group, Inc.		1.470%	2/25/05	110	110	A

					697

Media	2.8%
America Online Inc.		0.000%	12/6/19	295	187	B,C
Clear Channel Communications, Inc.		3.125%	2/1/07	80	81

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Liberty Media Corporation		2.610%	9/17/06	$70	$71	A
News America Incorporated		6.625%	1/9/08	140	157
Viacom Inc.		5.625%	5/1/07	220	240

					736

Oil and Gas	2.4%
Anadarko Petroleum Corporation		5.375%	3/1/07	165	178
Apache Corporation		6.250%	4/15/12	90	103
Devon Energy Corporation		2.750%	8/1/06	150	151
Pemex Project Funding Master Trust		8.500%	2/15/08	50	58
Tosco Corporation		7.625%	5/15/06	115	128

					618

Paper and Forest Products	0.6%
Weyerhaeuser Company		5.500%	3/15/05	150	156

Pharmaceuticals	0.5%
Bristol-Myers Squibb Company		4.750%	10/1/06	120	127

Retail	0.6%
Target Corporation		5.400%	10/1/08	150	164

Special Purpose	2.3%
American Honda Finance Corporation		3.850%	11/6/08	34	35	D
ChevronTexaco Capital Company		3.500%	9/17/07	120	124
DaimlerChrysler NA Holding Corporation		2.130%	8/8/06	150	152	A
Sprint Capital Corporation		7.900%	3/15/05	240	253
Verizon Wireless Capital LLC		1.190%	5/23/05	50	50	A,D

					614

Telecommunications (Cellular/Wireless)	0.7%
AT&T Wireless Services Inc.		7.350%	3/1/06	160	175

Telecommunications Equipment	0.7%
New York Telephone		6.000%	4/15/08	160	175

Total Corporate Bonds and Notes (Identified Cost—$7,713)					7,801

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities	23.9%

Fixed Rate Securities	5.8%
ACE Security Corp. 2003-MH1		2.200%	8/15/30	$262	$261	D
Aesop Funding II LLC 1998-1		6.140%	5/20/06	250	261	D
Capital One Auto Finance Trust 2002-B		2.710%	10/16/06	250	253
Drivetime Auto Owner Trust 2002-C		2.200%	12/17/07	49	49	D
Fingerhut Master Trust 2003-1		2.720%	9/15/10	71	70	D
Hyundai Auto Receivables Trust 2002-A		2.800%	2/15/07	250	253	D
Onyx Acceptance Owner Trust 2002-D		3.100%	7/15/09	138	141
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	140	148
Vanderbilt Mortgage Finance 2001-C		4.235%	8/7/14	71	72

					1,508

Indexed SecuritiesA	18.1%
ABSC Long Beach Home Equity Loan Trust 2001-LB1		1.350%	8/21/30	3	3
AmeriCredit Automobile Loan Trust 2003-BX		1.480%	1/6/10	30	30
AmeriCredit Automobile Receivables Trust 2003-AM		1.370%	10/6/06	144	144
AQ Finance Nim Trust 2003-N13		1.320%	12/25/08	207	207	D
ARG Funding Corp. 1999-3A		1.340%	8/20/05	333	334	D
Capital Auto Receivables Asset Trust 2003-1		1.140%	6/15/05	511	511
Centex Home Equity 2002-D		1.530%	12/25/32	191	191
Chase Credit Card Master Trust 2001-3		1.940%	9/15/06	80	80
Chase Credit Card Master Trust 2002-2		1.990%	7/16/07	100	100
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		1.460%	10/25/32	183	184
Chase USA Master Trust 2000-1		1.570%	8/17/09	200	199
Chesapeake Funding LLC 2003-1		1.350%	8/7/08	300	301
Citibank Credit Card Issuance Trust 2000-C2		1.770%	10/15/07	90	90
Citibank Credit Card Issuance Trust 2002-C3		2.250%	12/15/09	160	163
Countrywide Asset-Backed Certificates 2000-4		1.330%	12/25/31	240	240
Countrywide Asset-Backed Certificates 2001-4		1.430%	4/25/32	109	109
Countrywide Asset-Backed Certificates 2002-3		1.460%	5/25/32	180	180
Countrywide Asset-Backed Certificates 2002-C		1.330%	5/15/28	124	125
EQCC Trust 2002		1.390%	11/25/31	164	165
First North American National Bank 2003-A		1.570%	5/16/11	220	221
Irwin Home Equity Trust 2003-A		1.590%	10/25/27	172	174
Metris Master Trust 2001-4A		1.440%	8/20/08	60	60
Navistar Financial 2003-B Owner Trust		1.290%	4/15/08	200	200
New Century Home Equity Loan Trust 2001-NC1		1.380%	6/20/31	138	138
Residential Asset Mortgage Products, Inc. 2002-RS6		1.540%	11/25/32	220	221

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Residential Asset Securities Corporation 1999-KS1		1.365%	3/25/29	$192	$192
Structured Asset Securities Corporation 2002-BC1		1.590%	8/25/32	186	187

					4,749

Total Asset-Backed Securities (Identified Cost—$6,252)					6,257

Mortgage-Backed Securities	14.1%

Fixed Rate Securities	1.4%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	138	147
Countrywide Alternative Loan Trust 2004-J1		6.000%	2/25/34	202	207

					354

Indexed SecuritiesA	12.7%
Bank of America Mortgage Securities 2003-D		4.569%	5/25/33	425	427
Crusade Global Trust 2003-2		1.300%	9/18/34	197	197	E
Granite Mortgages PLC 2003-1		1.310%	1/20/20	400	400
Holmes Financing plc Series 6		1.290%	4/15/08	300	300
Impac CMB Trust 2002-8		1.550%	3/25/33	172	172
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A		1.340%	11/15/16	216	216	D
Lehman Brothers Floating Rate Commercial Mortgage Trust 2001-LLFA		1.330%	8/16/13	63	63	D
Mall America Capital Company LLC 2000-1		1.390%	3/12/10	250	250	D
Medallion Trust 2000-2G		1.310%	12/18/31	191	191
Medallion Trust 2003-1G		1.300%	12/21/33	173	173
MLCC Mortgage Investors, Inc. 2003-H		2.894%	1/25/29	158	159
Morgan Stanley Dean Witter Capital I Trust 2001-XLF		1.650%	10/7/13	164	164	D
Strategic Hotel Capital Incorporated 2003-1		1.640%	2/15/13	400	398	D
Torrens Trust 2000-1GA		1.350%	7/15/31	91	91	D
Wachovia Bank Commercial Mortgage Trust 2002-WHL1		1.390%	3/15/15	133	133	D

					3,334

Total Mortgage-Backed Securities (Identified Cost—$3,700)					3,688

U.S. Government and Agency Obligations	14.9%

Fixed Rate Securities	2.8%
Fannie Mae		2.800%	3/1/19	260	262	F
Freddie Mac		3.875%	1/12/09	375	382
United States Treasury Notes		1.875%	11/30/05	105	106

					750

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued
Indexed SecuritiesG	12.1%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	$1,146	$1,298
United States Treasury Inflation-Protected Security		3.000%	7/15/12	1,030	1,172
United States Treasury Inflation-Protected Security		3.375%	4/15/32	522	692

					3,162

Total U.S. Government and Agency Obligations (Identified Cost—$3,749)					3,912

U.S. Government Agency Mortgage-Backed Securities	4.8%

Fixed Rate Securities	4.8%
Government National Mortgage Association		5.000%	2/1/33	1,250	1,259	H

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,264)					1,259

Yankee BondsE	5.4%

Foreign Governments	0.5%
Republic of Chile		1.520%	1/28/08	120	120	A

Manufacturing (Diversified)	1.1%
Tyco International Group SA		6.375%	6/15/05	275	288

Retail	0.6%
Wal-Mart Stores Canada, Inc.		5.580%	5/1/06	140	150	D

Special Purpose	1.7%
BP Capital Markets Plc		2.750%	12/29/06	140	143
Deutsche Telekom International Finance BV		8.250%	6/15/05	200	215
Diageo Capital Plc		3.375%	3/20/08	100	102

					460

Telecommunications	1.5%
British Telecommunications plc		7.875%	12/15/05	110	121
Telefonos de Mexico SA de CV (Telmex)		8.250%	1/26/06	250	274

					395

Total Yankee Bonds (Identified Cost—$1,402)					1,413

Total Long-Term Securities (Identified Cost—$24,080)					24,330

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Short-Term Securities	11.1%

Corporate Bonds and Notes	0.4%
Altria Group, Inc.		7.500%	4/1/04	$100	$100

U.S. Government and Agency Obligations	1.9%
Federal Farm Credit Bank		0.000%	4/5/04	20	20	B
Freddie Mac		0.000%	4/5/04	100	100	B
Freddie Mac		0.000%	4/5/04	220	220	B
Freddie Mac		0.000%	4/6/04	170	170	B

					510

Repurchase Agreements	8.8%
Credit Suisse First Boston USA 1.04%, dated 3/31/04, to be repurchased at $2,300 on 4/1/04 (Collateral: $2,305 Freddie Mac medium-term notes, 3.75%, due 4/15/04, value $2,388)				2,300	2,300

Total Short-Term Securities (Identified Cost—$2,910)					2,910

Total Investments (Identified Cost—$26,990)	104.0%				27,240
Other Assets Less Liabilities	(4.0)%				(1,058)

Net assets consist of:
Accumulated paid-in capital applicable to 2,595 Institutional Class shares outstanding				$25,938
Accumulated net realized gain/(loss) on investments				(6)
Unrealized appreciation/(depreciation) of investments				250

Net assets	100.0%				$26,182

Net asset value per share:
Institutional Class					$10.09

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2004.
B	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Convertible security – Security may be converted into the issuer’s common stock.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.4% of net assets.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Treasury Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not been announced.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	92.5%

Corporate Bonds and Notes	33.3%

Aerospace/Defense	0.6%
Raytheon Company		6.000%	12/15/10	$130	$146
Systems 2001 Asset Trust		6.664%	9/15/13	1,813	2,036	A
United Technologies Corporation		6.350%	3/1/11	1,280	1,470

					3,652

Automotive	0.3%
General Motors Corporation		7.125%	7/15/13	1,730	1,890	B

Banking and Finance	3.8%
Boeing Capital Corporation		6.350%	11/15/07	1,530	1,712
Countrywide Home Loans, Inc.		2.875%	2/15/07	1,250	1,260
Ford Motor Credit Company		1.560%	7/18/05	640	636	C
Ford Motor Credit Company		6.875%	2/1/06	1,025	1,090
Ford Motor Credit Company		7.375%	10/28/09	4,390	4,819
General Motors Acceptance Corporation		1.995%	5/18/06	1,500	1,495	C
General Motors Acceptance Corporation		6.125%	9/15/06	735	786
General Motors Acceptance Corporation		2.020%	1/16/07	2,920	2,897	C
General Motors Acceptance Corporation		6.125%	8/28/07	805	867
General Motors Acceptance Corporation		7.750%	1/19/10	1,500	1,700
Household Finance Corporation		6.375%	10/15/11	3,120	3,538
Household Finance Corporation		7.000%	5/15/12	1,170	1,373

					22,173

Banks	2.9%
Bank of America Corporation		5.250%	2/1/07	1,100	1,187
Bank of America Corporation		7.400%	1/15/11	2,720	3,265
Bank One Corporation		6.000%	8/1/08	2,370	2,648
BankBoston NA		6.375%	3/25/08	1,270	1,430	B
HBOS Treasury Services plc		3.750%	9/30/08	1,350	1,379	A
The Chase Manhattan Corporation		1.670%	3/1/27	2,000	1,907	C
The Korea Development Bank		5.750%	9/10/13	2,770	2,987
Wachovia Corporation		3.625%	2/17/09	1,900	1,931	B

					16,734

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Cable	0.3%
Comcast Corporation		6.500%	1/15/15	$530	$587
Cox Communications, Inc.		5.500%	10/1/15	690	707
TCI Communications, Inc.		8.000%	8/1/05	220	237

					1,531

Computer Services and Systems	0.3%
Electronic Data Systems Corporation		7.125%	10/15/09	1,740	1,858	B

Diversified Financial Services	1.3%
CIT Group Inc.		1.360%	11/4/05	180	181	C
CIT Group Inc.		4.000%	5/8/08	1,410	1,454	B
CIT Group Inc.		3.375%	4/1/09	150	149
Citigroup Inc.		5.625%	8/27/12	2,470	2,702
U.S. Bancorp		3.125%	3/15/08	1,500	1,512	B
Wells Fargo & Company		5.000%	11/15/14	1,770	1,827

					7,825

Drug and Grocery Store Chains	0.3%
Safeway Inc.		1.601%	11/1/05	740	741	C
The Kroger Co.		6.200%	6/15/12	1,090	1,206

					1,947

Electric	3.2%
American Electric Power Company, Inc.		6.125%	5/15/06	1,830	1,977
Dominion Resources, Inc.		5.700%	9/17/12	2,220	2,391
FirstEnergy Corp.		6.450%	11/15/11	4,530	4,960
General Electric Company		5.000%	2/1/13	6,600	6,911
Niagara Mohawk Power Corporation		7.750%	10/1/08	2,150	2,521

					18,760

Energy	1.9%
DTE Energy Company		6.000%	6/1/04	990	997
Duke Energy Corporation		6.250%	1/15/12	1,330	1,464	B
Exelon Corporation		6.750%	5/1/11	2,200	2,516	B
MidAmerican Energy Holdings Company		5.875%	10/1/12	1,020	1,102	B
Pacific Gas and Electric Company		3.600%	3/1/09	1,630	1,637
PECO Energy Company		5.950%	11/1/11	325	358
Progress Energy, Inc.		5.850%	10/30/08	1,250	1,366	B
Progress Energy, Inc.		7.100%	3/1/11	1,650	1,908

					11,348

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Environmental Services	0.5%
Waste Management, Inc.		7.000%	10/15/06	$2,700	$2,996	B
Waste Management, Inc.		6.375%	11/15/12	200	224

					3,220

Food, Beverage and Tobacco	2.2%
Altria Group, Inc.		7.000%	7/15/05	2,000	2,108	B
Altria Group, Inc.		6.375%	2/1/06	460	489
Nabisco Incorporated		7.050%	7/15/07	3,500	3,959
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	2,441	2,709	A
Philip Morris Companies, Inc.		6.950%	6/1/06	1,390	1,500
Sara Lee Corporation		2.750%	6/15/08	2,050	2,028

					12,793

Gas and Pipeline Utilities	0.4%
The Williams Companies, Inc.		8.125%	3/15/12	1,900	2,097	B

Health Care	0.4%
HCA Inc.		5.750%	3/15/14	2,080	2,078

Insurance	0.7%
ACE INA Holdings Inc.		8.200%	8/15/04	1,090	1,116
ACE INA Holdings Inc.		8.300%	8/15/06	1,610	1,822
Loews Corporation		3.125%	9/15/07	1,240	1,225	D

					4,163

Investment Banking/Brokerage	2.9%
Credit Suisse First Boston USA		6.125%	11/15/11	2,220	2,480
J.P. Morgan & Co. Incorporated		4.443%	2/15/12	2,190	2,376	C
Lehman Brothers Holdings Inc.		8.250%	6/15/07	1,500	1,755
Lehman Brothers Holdings Inc.		7.000%	2/1/08	495	567
Merrill Lynch & Co., Inc.		4.125%	1/15/09	3,130	3,228	B
Morgan Stanley		3.625%	4/1/08	250	256
Morgan Stanley		5.300%	3/1/13	410	430
Salomon Smith Barney Holdings Inc.		6.250%	1/15/05	2,150	2,235	B
The Bear Stearns Companies Inc.		2.875%	7/2/08	1,380	1,363
The Bear Stearns Companies Inc.		5.700%	11/15/14	500	539
The Goldman Sachs Group, Inc.		4.750%	7/15/13	1,270	1,270
The Goldman Sachs Group, Inc.		5.250%	10/15/13	300	310

					16,809

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Investment Management	0.5%
Dryden Investor Trust		7.157%	7/23/08	$2,826	$3,072

Media	1.7%
America Online Inc.		0.000%	12/6/19	2,240	1,417	D,E
AOL Time Warner Inc.		6.875%	5/1/12	830	950
Cox Enterprises, Inc.		8.000%	2/15/07	1,150	1,316	A
Liberty Media Corporation		2.610%	9/17/06	1,805	1,826	C
Turner Broadcasting System, Inc.		8.375%	7/1/13	2,740	3,413
Viacom Inc.		5.625%	8/15/12	730	792

					9,714

Oil and Gas	2.7%
Apache Corporation		6.250%	4/15/12	2,280	2,619
ConocoPhillips		4.750%	10/15/12	1,620	1,670
Occidental Petroleum Corporation		5.875%	1/15/07	1,920	2,097	B
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	315	331
Pemex Project Funding Master Trust		2.650%	1/7/05	1,500	1,506	A,C
Pemex Project Funding Master Trust		8.500%	2/15/08	2,570	2,997
Sonat Inc.		7.625%	7/15/11	4,880	4,234
XTO Energy, Inc.		7.500%	4/15/12	560	666

					16,120

Paper and Forest Products	0.8%
MeadWestvaco Corporation		6.850%	4/1/12	2,063	2,316	B
Willamette Industries, Inc.		7.125%	7/22/13	2,270	2,633

					4,949

Pharmaceuticals	0.2%
Bristol-Myers Squibb Company		5.750%	10/1/11	1,200	1,319

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		7.250%	11/15/13	200	217

Retail	0.5%
Target Corporation		5.875%	3/1/12	1,320	1,465
Wal-Mart Stores, Inc.		3.375%	10/1/08	600	607
Wal-Mart Stores, Inc.		4.125%	2/15/11	850	863

					2,935

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Special Purpose	2.3%
BAE Systems Holdings Inc.		6.400%	12/15/11	$1,450	$1,609	A
DaimlerChrysler NA Holding Corporation		2.130%	8/8/06	2,000	2,023	C
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	2,170	2,502
Devon Financing Corporation ULC		6.875%	9/30/11	500	579	B
Sprint Capital Corporation		8.375%	3/15/12	3,212	3,911
Verizon Global Funding Corp.		6.875%	6/15/12	2,500	2,888

					13,512

Telecommunications	0.3%
Pacific Bell		6.125%	2/15/08	1,800	1,994

Telecommunications (Cellular/Wireless)	0.8%
AT&T Wireless Services Inc.		7.350%	3/1/06	500	548
AT&T Wireless Services Inc.		8.125%	5/1/12	3,232	3,937

					4,485

Transportation	1.5%
Delta Air Lines, Inc.		6.619%	3/18/11	1,710	1,690
Delta Air Lines, Inc.		6.718%	7/2/23	2,556	2,754
The Hertz Corporation		1.660%	8/13/04	2,500	2,499	C
U.S. Airways		6.850%	1/30/18	1,392	1,315
Union Pacific Corporation		7.250%	11/1/08	250	289

					8,547

Total Corporate Bonds and Notes (Identified Cost—$187,643)					195,742

Asset-Backed Securities	13.3%

Fixed Rate Securities	4.0%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	4,861	4,948	F
ARG Funding Corp. 1999-1A		6.020%	5/20/05	1,253	1,256	A
Asset Backed Funding Certificates 2002-WF2		2.858%	5/25/32	1,253	1,271
Chevy Chase 1997-A		7.650%	12/20/07	84	86
Chevy Chase Home Loan Trust 1996-1		7.150%	5/15/15	80	81
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	800	690
Ford Credit Auto Owner Trust 2002-B		4.140%	12/15/05	3,069	3,104
Green Tree Financial Corporation 1994-6		8.900%	1/15/20	3,800	4,215
Green Tree Recreational, Equipment and Consumer Trust 1998-C		6.700%	2/15/14	2,812	2,841
Guaranteed Export Certificates 1995-B		6.130%	6/15/04	118	119
Mego Mortgage Home Loan Trust 1996-2		7.275%	9/25/16	77	77

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	$790	$834
WFS Financial Owner Trust 2002-2		3.810%	2/20/07	4,132	4,180

					23,702

Indexed SecuritiesB	9.0%
AFC Home Equity Loan Trust 2003-3		1.440%	10/25/30	3,610	3,603	A
AmeriCredit Automobile Receivables Trust 2003-BX		1.290%	11/6/06	3,318	3,320
Amresco Residential Securities Mortgage Loan Trust 1998-2		1.640%	6/25/28	651	650
Asset Backed Securities Corporation Home Equity Loan Trust 2002-HE2		1.390%	8/15/32	3,753	3,760
Capital One Auto Finance Trust 2003-A		1.250%	10/15/07	5,500	5,511
CNH Equipment Trust 2003-A		1.270%	7/16/07	5,500	5,502
Countrywide Asset-Backed Certificates 2002-BC1		1.420%	4/25/32	3,522	3,528
Household Home Equity Loan Trust 2002-3		1.540%	7/20/32	3,917	3,928
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		1.350%	3/25/31	2,271	2,268
Mesa 2002-1 Global Issuance Company Home Loan Asset Backed Notes		1.440%	2/18/33	755	755	A
Metris Master Trust 2001-4A		1.440%	8/20/08	1,370	1,366	B
MMCA Automobile Trust 2002-1		1.370%	1/15/10	1,434	1,432
MSDWCC HELOC Trust 2003-1		1.360%	11/25/15	4,697	4,706
Residential Asset Securities Corporation 2003-KS1		1.460%	1/25/33	5,499	5,515
Saxon Asset Securities Trust 2003-3		1.230%	12/25/33	1,320	1,321
Sovereign Dealer Floor Plan Master LLC 2000-1A		1.340%	10/15/07	5,500	5,510	A

					52,675

Stripped Securities	0.3%
ACA CDS 2002-1, Ltd.		5.484%	7/15/08	7,600	812	G1
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	5,700	918	G1

					1,730

Total Asset-Backed Securities (Identified Cost—$77,905)					78,107

Mortgage-Backed Securities	6.0%

Fixed Rate Securities	1.9%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	861	918

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	$1,000	$1,132
GMAC Commercial Mortgage Securities Inc. 1998-C2		6.150%	11/15/07	1,597	1,655
Merrill Lynch Mortgage Investors, Inc. 1998-C1		6.310%	11/15/26	732	765
Morgan Stanley Capital I 1995-GAL1		7.950%	8/15/27	2,650	2,836	A
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/36	1,500	1,633
Ocwen Residential MBS Corporation 1998-R1		7.000%	10/25/40	877	913	A,F
Wells Fargo Mortgage Backed Securities Trust 2002-18		5.500%	12/25/32	1,379	1,396

					11,248

Indexed SecuritiesC	4.1%
Commercial Mortgage Pass-Through Certificates 2002-F17		1.440%	11/15/14	5,000	4,999	A
Countrywide Home Loans 2003-49		3.696%	10/25/33	1,000	1,000
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		1.360%	4/15/13	5,420	5,420	A
G-Wing Limited 2001-WH1A		3.750%	11/6/11	1,393	1,389	A
Impac CMB Trust 2001-3		1.460%	11/25/31	2,544	2,549
Impac CMB Trust 2002-5		1.460%	7/25/32	3,055	3,063
Impac CMB Trust 2003-12		1.470%	12/25/33	5,659	5,675
Paragon Hotel Finance Company 2003-CTF		2.590%	11/15/13	100	101	A

					24,196

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1997-1		0.611%	2/18/15	4,412	59	A,G1

Variable Rate SecuritiesH	N.M.
Housing Securities Inc. 1995-RP1		1.640%	11/25/26	82	81
Securitized Asset Sales, Inc. 1994-4		3.909%	8/25/33	2	2

					83

Total Mortgage-Backed Securities (Identified Cost—$35,799)					35,586

U.S. Government and Agency Obligations	30.8%

Fixed Rate Securities	24.7%
Fannie Mae		5.500%	5/2/06	3,900	4,191	B
Fannie Mae		6.000%	1/18/12	9,420	9,766	B
Fannie Mae		6.125%	3/15/12	3,160	3,621	B
Fannie Mae		4.375%	3/15/13	3,540	3,606	B
Freddie Mac		6.250%	8/13/04	250	255

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Freddie Mac		5.800%	3/30/09	$600	$675
Freddie Mac		3.000%	4/15/09	4,410	4,376	B
Freddie Mac		4.750%	10/11/12	11,030	11,165	B
Freddie Mac		5.250%	11/5/12	7,660	7,941	B
Freddie Mac		4.500%	1/15/13	2,450	2,517	B
Overseas Private Investment Corporation		7.740%	8/15/07	3,000	3,036
Tennessee Valley Authority		5.375%	11/13/08	6,320	6,955
United States Treasury Notes		1.875%	12/31/05	9,770	9,838	B
United States Treasury Notes		1.500%	3/31/06	10,000	9,984
United States Treasury Notes		2.250%	2/15/07	4,390	4,427	B
United States Treasury Notes		4.375%	5/15/07	980	1,048	B
United States Treasury Notes		6.625%	5/15/07	2,290	2,606
United States Treasury Notes		3.000%	2/15/08	680	696	B
United States Treasury Notes		2.625%	5/15/08	26,610	26,772	B
United States Treasury Notes		3.250%	8/15/08	2,750	2,828	B
United States Treasury Notes		3.375%	11/15/08	1,490	1,535	B
United States Treasury Notes		3.375%	12/15/08	2,690	2,769	B
United States Treasury Notes		2.625%	3/15/09	440	437
United States Treasury Notes		4.000%	11/15/12	1,205	1,236	B
United States Treasury Notes		4.250%	8/15/13	455	472	B
United States Treasury Notes		4.000%	2/15/14	15,280	15,481	B
United States Treasury Notes		6.500%	11/15/26	5,105	6,280	B

					144,513

Indexed SecuritiesI	5.5%
United States Treasury Inflation-Protected Security		3.000%	7/15/12	23,563	26,821	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	706	735	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	3,698	4,873	B

					32,429

Stripped Securities	0.6%
United States Treasury Notes		0.000%	5/15/30	14,100	3,698	G2

Total U.S. Government and Agency Obligations (Identified Cost—$176,676)					180,640

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	4.5%

Fixed Rate Securities	4.5%
Fannie Mae		7.000%	4/1/08 to 7/1/28	$4,131	$4,395
Fannie Mae		7.250%	1/15/10	200	240	B
Fannie Mae		4.750%	2/21/13	3,350	3,391	B
Fannie Mae		6.000%	7/1/13 to 6/1/28	314	328
Fannie Mae		5.125%	1/2/14	1,300	1,355
Fannie Mae		6.500%	6/1/14 to 8/1/29	1,207	1,273
Fannie Mae		8.000%	9/1/15	175	188
Fannie Mae		9.500%	4/1/21	109	122
Fannie Mae		5.000%	7/1/33 to 8/1/33	8,570	8,616
Freddie Mac		8.500%	7/1/06	3	3
Freddie Mac		6.500%	6/1/13 to 11/1/15	167	177
Freddie Mac		7.500%	4/1/17	24	26
Freddie Mac		9.300%	4/15/19	156	156
Freddie Mac		6.000%	12/15/28	1,640	1,668
Government National Mortgage Association		9.500%	9/15/05	21	22
Government National Mortgage Association		9.000%	6/15/06	49	52
Government National Mortgage Association		7.000%	10/1/27	4,000	4,260	J
Government National Mortgage Association		7.000%	2/15/28 to 12/15/28	120	128

					26,400

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	29	27	G2
Freddie Mac		10.000%	3/1/21	23	5	G1

					32

Variable Rate SecuritiesH	N.M.
Fannie Mae		3.390%	3/1/18	56	58
Freddie Mac		3.763%	1/1/19	24	24

					82

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$25,924)					26,514

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsK	4.4%

Banks	N.M.
The Korea Development Bank		4.250%	11/13/07	$60	$62

Diversified Financial Services	0.5%
Pemex Finance LTD.		7.800%	2/15/13	2,400	2,913

Electric	0.4%
SP PowerAssets Limited		5.000%	10/22/13	1,965	2,023	A

Foreign Governments	0.6%
Republic of Chile		1.520%	1/28/08	2,410	2,413	C
United Mexican States		8.375%	1/14/11	1,120	1,361

					3,774

Insurance	0.1%
XL Capital plc		6.500%	1/15/12	700	799	B

Manufacturing (Diversified)	1.1%
Tyco International Group SA		5.875%	11/1/04	1,000	1,023
Tyco International Group SA		5.800%	8/1/06	3,030	3,219
Tyco International Group SA		6.000%	11/15/13	1,700	1,792	A
Tyco International Group SA		7.000%	6/15/28	60	64
Tyco International Group SA		6.875%	1/15/29	120	126

					6,224

Oil and Gas	0.2%
Anderson Exploration Ltd.		6.750%	3/15/11	1,250	1,415

Special Purpose	0.8%
Deutsche Telekom International Finance BV		8.500%	6/15/10	1,300	1,596
Diageo Capital Plc		3.375%	3/20/08	2,090	2,122
Petrozuata Finance, Inc.		8.220%	4/1/17	1,090	992	A

					4,710

Telecommunications	0.7%
Koninklijke KPN NV		8.000%	10/1/10	1,600	1,949
Telecom Italia S.p.A.		4.000%	11/15/08	1,800	1,840	A

					3,789

Total Yankee Bonds (Identified Cost—$24,094)					25,709

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks	0.2%
Home Ownership Funding Corporation		13.331%		6	shs	$286	A,F
Home Ownership Funding Corporation II		13.338%		18		858	A,F

Total Preferred Stocks (Identified Cost—$1,942)						1,144

Total Long-Term Securities (Identified Cost—$529,983)						543,442

Investment of Proceeds From Securities Lending	25.4%
State Street Navigator Securities Lending Prime Portfolio				149,628		149,628

Total Investment of Proceeds From Securities Lending (Identified Cost—$149,628)						149,628

Short-Term Securities	7.5%

U.S. Government and Agency Obligations	2.3%
Fannie Mae		0.000%	9/8/04	$3,250		3,235	E,L
Federal Farm Credit Bank		0.000%	4/6/04	380		380	E
Freddie Mac		0.000%	4/5/04	2,200		2,200	E
Freddie Mac		0.000%	4/5/04	3,410		3,409	E
Freddie Mac		0.000%	4/6/04	1,100		1,100	E
Freddie Mac		0.000%	4/6/04	2,560		2,560	E
Freddie Mac		0.000%	4/7/04	400		400	E

						13,284

Corporate Bonds and Notes	0.4%
Eastman Kodak Company		2.149%	9/15/04	2,136		2,135

Options PurchasedM	N.M.
U.S. Treasury Note Futures Call, September 2004, Strike Price $119				119	N	75

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements	4.8%
Credit Suisse First Boston USA 1.04%, dated 3/31/04, to be repurchased at $12,405 on 4/1/04 (Collateral: $12,420 Freddie Mac notes, 3.75%, due 4/15/04, value $12,868)		$12,405	$12,405
Deutsche Bank AG 1.04%, dated 3/31/04, to be repurchased at $16,000 on 4/1/04 (Collateral: $15,152 Fannie Mae notes, 4.375%, due 10/15/06, value $16,629)		16,000	16,000

			28,405

Total Short-Term Securities (Identified Cost—$43,910)			43,899

Total Investments (Identified Cost—$723,521)	125.5%		736,969
Obligation to Return Collateral for Securities Loaned	(25.5)%		(149,628)
Other Assets Less Liabilities	N.M.		(112)

Net assets consist of:
Accumulated paid-in capital applicable to 53,331 Institutional Class shares outstanding		$558,509
Under/(Over) distributed net investment income		82
Accumulated net realized gain/(loss) on investments, options, futures and swaps		15,038
Unrealized appreciation/(depreciation) of investments, options, futures and swaps		13,600

Net assets	100.0%		$587,229

Net asset value per share:
Institutional Class			$11.01

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedM
Eurodollar Futures	December 2004	144	$446
U.S. Treasury Note Futures	June 2004	240	297

			$ 743

Futures Contracts WrittenM
U.S. Treasury Note Futures	June 2004	75	$1
U.S. Treasury Note Futures	June 2004	73	60

			$ 61

Options WrittenM
Deutsche Bank, Swaption Put, Strike Price $100.00	September 2004	13,400,000	$136
Eurodollar Futures Call, Strike Price $98.00	December 2004	102	(73)
U.S. Treasury Note Futures Call, Strike Price $112.00	June 2004	397	(811)
U.S. Treasury Note Futures Call, Strike Price $116.00	September 2004	253	(163)
U.S. Treasury Note Futures Put, Strike Price $110.00	June 2004	293	301
U.S. Treasury Note Futures Put, Strike Price $108.00	September 2004	145	58
U.S. Treasury Note Futures Put, Strike Price $109.00	September 2004	119	(15)

			$(567)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.7% of net assets.
B	All or a portion of this security is on loan. See Note 4 to the financial statements.
C	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2004.
D	Convertible security – Security may be converted into the issuer’s common stock.
E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	The coupon rates shown on variable rate securities are the rates at March 31, 2004. These rates vary with the weighted average coupon of the underlying loans.
I	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
L	Collateral to cover futures and option contracts.
M	Options and futures are described in more detail in the notes to financial statements.
N	Represents actual number of contracts.
N.M.—Not	meaningful.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	107.3%

Corporate Bonds and Notes	21.3%

Aerospace/Defense	0.2%
Lockheed Martin Corporation		7.650%	5/1/16	$225	$280
Raytheon Company		6.000%	12/15/10	125	140
Raytheon Company		5.500%	11/15/12	65	69
Raytheon Company		5.375%	4/1/13	705	738	A
Systems 2001 Asset Trust		6.664%	9/15/13	3,189	3,582	B

					4,809

Automotive	N.M.
General Motors Corporation		7.125%	7/15/13	100	109	A

Banking and Finance	3.8%
Beneficial Corporation		6.750%	7/20/04	200	203
Boeing Capital Corporation		7.375%	9/27/10	3,240	3,845
Ford Motor Credit Company		6.875%	2/1/06	11,410	12,136
Ford Motor Credit Company		6.500%	1/25/07	5,000	5,341
Ford Motor Credit Company		5.800%	1/12/09	11,110	11,454	A
Ford Motor Credit Company		7.375%	10/28/09	4,580	5,027
Ford Motor Credit Company		7.875%	6/15/10	7,450	8,336
Ford Motor Credit Company		7.375%	2/1/11	1,825	1,991
Ford Motor Credit Company		7.250%	10/25/11	360	390
General Motors Acceptance Corporation		7.625%	6/15/04	100	101
General Motors Acceptance Corporation		6.125%	9/15/06	8,090	8,650
General Motors Acceptance Corporation		6.125%	2/1/07	4,800	5,158
General Motors Acceptance Corporation		7.250%	3/2/11	2,220	2,464
General Motors Acceptance Corporation		0.000%	6/15/15	13,910	6,887	C
Household Finance Corporation		7.875%	3/1/07	2,800	3,213	A
Household Finance Corporation		8.000%	7/15/10	690	845
Household Finance Corporation		7.000%	5/15/12	700	822
Household Finance Corporation		6.375%	11/27/12	440	498
SB Treasury Company LLC		9.400%	12/29/49	2,930	3,428	B
SLM Corporation		3.050%	4/1/09	7,620	7,667	D

					88,456

Banks	0.6%
Bank of America Corporation		5.250%	2/1/07	3,200	3,453
Bank of America Corporation		7.400%	1/15/11	1,500	1,801	A
Bank One Corporation		7.875%	8/1/10	4,500	5,503

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Banks—Continued
Bank One Corporation		5.900%	11/15/11	$2,000	$2,234
Firstar Bank NA		7.125%	12/1/09	450	531
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	510	586

					14,108

Cable	0.6%
Comcast Cable Communications, Inc.		6.375%	1/30/06	2,790	2,994
Comcast Corporation		6.500%	1/15/15	1,800	1,991
Comcast Corporation		7.050%	3/15/33	3,130	3,478
Continental Cablevision, Inc.		9.000%	9/1/08	2,200	2,674
Cox Communications, Inc.		7.875%	8/15/09	640	760
Cox Communications, Inc.		7.125%	10/1/12	460	532
Cox Communications, Inc.		4.625%	6/1/13	50	49	A
Cox Communications, Inc.		5.500%	10/1/15	230	236

					12,714

Computer Services and Systems	0.1%
Electronic Data Systems Corporation		7.125%	10/15/09	1,940	2,071	A
Electronic Data Systems Corporation		6.000%	8/1/13	320	311
Electronic Data Systems Corporation		7.450%	10/15/29	160	157

					2,539

Diversified Financial Services	0.2%
CIT Group Inc.		5.750%	9/25/07	2,390	2,620
U.S. Bancorp		3.125%	3/15/08	1,300	1,310	A
Wells Fargo & Company		5.000%	11/15/14	180	186	A

					4,116

Electric	0.9%
Dominion Resources, Inc.		4.125%	2/15/08	950	985	A
Dominion Resources, Inc.		5.125%	12/15/09	50	53
Dominion Resources, Inc.		5.700%	9/17/12	2,350	2,531	A
FirstEnergy Corp.		5.500%	11/15/06	6,290	6,688	A
FirstEnergy Corp.		6.450%	11/15/11	620	679	A
FirstEnergy Corp.		7.375%	11/15/31	5,000	5,573
Northern States Power Company		6.875%	8/1/09	250	290
System Energy Resources, Inc.		7.430%	1/15/11	1,961	2,033
The Detroit Edison Company		6.125%	10/1/10	920	1,031

					19,863

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Energy	0.9%
Duke Energy Corporation		5.625%	11/30/12	$1,880	$1,997	A
Pacific Gas and Electric Company		1.810%	4/3/06	2,100	2,101	D
Pacific Gas and Electric Company		6.050%	3/1/34	3,090	3,125
Progress Energy, Inc.		7.100%	3/1/11	3,170	3,667
TXU Corp.		6.375%	6/15/06	8,380	9,040

					19,930

Environmental Services	0.7%
Waste Management, Inc.		7.000%	10/1/04	290	297
Waste Management, Inc.		7.125%	10/1/07	1,330	1,514
Waste Management, Inc.		6.875%	5/15/09	2,000	2,285
Waste Management, Inc.		6.375%	11/15/12	2,530	2,827
Waste Management, Inc.		7.125%	12/15/17	6,000	6,935
Waste Management, Inc.		7.375%	5/15/29	1,220	1,414

					15,272

Food, Beverage and Tobacco	0.5%
Altria Group, Inc.		7.000%	11/4/13	1,755	1,934	A
Altria Group, Inc.		7.750%	1/15/27	2,160	2,407
Nabisco Incorporated		6.375%	2/1/05	4,250	4,398
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	3,240	3,483
Sara Lee Corporation		5.950%	1/20/05	200	207

					12,429

Gas and Pipeline Utilities	1.4%
Dynegy Holdings Inc.		8.750%	2/15/12	11,260	10,641	A
Southern Natural Gas Company		8.000%	3/1/32	7,390	7,593
Tennessee Gas Pipeline Company		8.375%	6/15/32	1,110	1,166
The Williams Companies, Inc.		8.125%	3/15/12	3,730	4,117
The Williams Companies, Inc.		7.500%	1/15/31	5,000	4,825	A
The Williams Companies, Inc.		8.750%	3/15/32	3,240	3,434

					31,776

Health Care	1.4%
HCA Inc.		5.750%	3/15/14	21,360	21,343
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,163	A
Tenet Healthcare Corporation		7.375%	2/1/13	9,462	8,539	A

					32,045

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Insurance	0.4%
Loews Corporation		7.625%	6/1/23	$5,459	$5,669
Loews Corporation		7.000%	10/15/23	3,000	3,037

					8,706

Investment Banking/Brokerage	1.0%
Credit Suisse First Boston USA		4.625%	1/15/08	1,650	1,748
J.P. Morgan Chase & Co., Inc.		4.443%	2/15/12	2,000	2,170	D
J.P. Morgan Chase & Co., Inc.		5.750%	1/2/13	3,270	3,554
Lehman Brothers Holdings Inc.		1.390%	5/15/06	5,490	5,498	D
Merrill Lynch & Co., Inc.		3.375%	9/14/07	2,120	2,176
Morgan Stanley		5.300%	3/1/13	3,380	3,548
The Goldman Sachs Group, Inc.		4.750%	7/15/13	4,370	4,369

					23,063

Investment Management	0.6%
Dryden Investor Trust		7.157%	7/23/08	11,701	12,719

Media	2.4%
AOL Time Warner Inc.		6.875%	5/1/12	8,270	9,461	A
AOL Time Warner Inc.		7.625%	4/15/31	1,350	1,579
AOL Time Warner Inc.		7.700%	5/1/32	11,960	14,139
Liberty Media Corporation		2.610%	9/17/06	2,640	2,671	A,D
Liberty Media Corporation		3.500%	9/25/06	21,380	21,772
Liberty Media Corporation		3.750%	2/15/30	290	202	E
Time Warner Inc.		6.850%	1/15/26	2,000	2,118
Time Warner Inc.		6.950%	1/15/28	2,500	2,709
Viacom Inc.		5.625%	8/15/12	1,750	1,900	A

					56,551

Oil and Gas	1.3%
Apache Corporation		6.250%	4/15/12	1,320	1,516
Conoco Inc.		6.950%	4/15/29	8,040	9,371
ConocoPhillips		4.750%	10/15/12	800	825
ConocoPhillips		7.000%	3/30/29	280	327	A
Devon Energy Corporation		7.950%	4/15/32	3,605	4,467
El Paso Corporation		0.000%	2/28/21	4,950	2,302	C,E
El Paso Corporation		7.800%	8/1/31	140	112	A
El Paso Natural Gas Company		8.375%	6/15/32	3,610	3,682
Sonat Inc.		7.625%	7/15/11	5,000	4,338
XTO Energy, Inc.		7.500%	4/15/12	2,090	2,485

					29,425

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	N.M.
International Paper Company		5.500%	1/15/14	$675	$700

Pharmaceuticals	0.2%
Abbott Laboratories		5.125%	7/1/04	200	202
Bristol-Myers Squibb Company		5.750%	10/1/11	3,790	4,166
Merck & Co., Inc.		6.750%	9/19/05	1,000	1,073

					5,441

Photo Equipment and Supplies	0.6%
Eastman Kodak Company		3.625%	5/15/08	13,000	12,587	A
Eastman Kodak Company		7.250%	11/15/13	710	769	A

					13,356

Real Estate	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	260	299	B

Retail	0.3%
Target Corporation		4.000%	6/15/13	4,445	4,315	A
Wal-Mart Stores, Inc.		5.450%	8/1/06	150	161	A
Wal-Mart Stores, Inc.		4.125%	2/15/11	2,210	2,244

					6,720

Special Purpose	2.4%
Anadarko Finance Company		6.750%	5/1/11	1,590	1,855	A
Conoco Funding Company		6.350%	10/15/11	1,370	1,573
Conoco Funding Company		7.250%	10/15/31	350	425
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	3,490	3,527	A
Devon Financing Corporation ULC		6.875%	9/30/11	400	463	A
Patrons’ Legacy 2003 IV		5.775%	11/23/17	5,100	5,230	B
Sprint Capital Corporation		6.000%	1/15/07	22,760	24,728	A
Sprint Capital Corporation		8.375%	3/15/12	5,445	6,630
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,112
Unilever Capital Corporation		7.125%	11/1/10	1,730	2,062
Verizon Global Funding Corp.		7.250%	12/1/10	1,720	2,027
Verizon Global Funding Corp.		6.875%	6/15/12	1,290	1,490
Verizon Global Funding Corp.		7.375%	9/1/12	2,480	2,959	A
Verizon Global Funding Corp.		4.375%	6/1/13	1,880	1,832	A

					55,913

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Telecommunications	N.M.
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	$700	$780	A

Telecommunications (Cellular/Wireless)	N.M.
AT&T Wireless Services Inc.		8.125%	5/1/12	825	1,005

Transportation	0.8%
Continental Airlines, Inc.		6.545%	2/2/19	844	832
Delta Air Lines, Inc.		6.619%	3/18/11	684	676
Delta Air Lines, Inc.		7.111%	9/18/11	500	498	A
Delta Air Lines, Inc.		6.718%	7/2/24	4,526	4,877
Southwest Airlines Co.		5.496%	11/1/06	9,000	9,660
United Airlines, Inc.		7.783%	1/1/14	2,539	2,283

					18,826

Total Corporate Bonds and Notes (Identified Cost—$465,949)					491,670

Asset-Backed Securities	6.0%

Fixed Rate Securities	1.1%
Advanta Mortgage Loan Trust 1999-3		7.590%	6/25/14	460	501
Chevy Chase 1997-A		7.650%	12/20/07	252	259
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	4,084
Equity One ABS, Inc. 2003-3		4.995%	12/25/33	8,200	8,333
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	1,072	372
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	1,700	1,703
Irwin Home Equity Loan Trust 2001-1		7.100%	9/25/31	9,407	9,842	F

					25,094

Indexed SecuritiesD	4.8%
ACE Securities Corp. 2001-AQ1		1.350%	4/25/31	198	198
Aesop Funding II LLC 2001-1A		1.290%	4/20/05	2,567	2,567	B
Aesop Funding II LLC 2003-4A		1.320%	8/20/07	13,900	13,906	B
Amortizing Residential Collateral Trust 2002-BC1M		1.370%	1/1/32	1,204	1,204
Argent NIM Trust 2003-N1		1.360%	8/25/08	4,028	4,028	B
Asset Backed Funding Certificates 2002-SB1		1.520%	4/25/18	4,479	4,496
Bayview Financial Acquisition Trust 2001-DA		1.470%	11/25/31	2,937	2,939	B
Bayview Financial Acquisition Trust 2002-CA		1.420%	5/25/32	3,606	3,606	B
CDC Mortgage Capital Trust 2002-HE1		1.400%	1/25/33	4,453	4,461
Centex Home Equity 2000-C		1.330%	10/25/30	289	289

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Centex Home Equity 2002-D		1.530%	12/25/32	$4,854	$4,868
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		1.370%	5/25/30	83	83
CIT Group Home Equity Loan Trust 2002-1		1.380%	3/25/33	3,615	3,621
Countrywide Asset-Backed Certificates 2001-BC2		1.340%	7/25/31	382	382
Countrywide Asset-Backed Certificates 2003-3		1.230%	2/25/22	1,832	1,832
Countrywide Asset-Backed Certificates 2003-BC3		1.400%	9/25/33	14,000	14,029
Fannie Mae Grantor Trust 2003-T4		1.160%	12/26/21	7,045	7,045
Fleet Home Equity Loan Trust 2003-1		1.340%	1/20/33	10,534	10,543
Household Home Equity Loan Trust 2002-4A		1.640%	10/20/32	1,230	1,234
Long Beach Mortgage Loan Trust 2000-1		1.350%	1/21/31	1,379	1,381
New Century Home Equity Loan Trust 2001-NC1		1.380%	6/20/31	4,306	4,312
Option One Mortgage Securities Corp. NIM Trust 2003-1		1.480%	1/26/10	1,636	1,638	B
Provident Bank Home Equity Loan Trust 1999-3		1.480%	1/25/31	3,106	3,110
Residential Asset Mortgage Products, Inc. 2000-RS3		1.380%	9/25/30	96	96
Residential Asset Mortgage Products, Inc. 2003-RS2		1.430%	3/25/33	2,223	2,229
Residential Asset Securities Corporation 2001-KS2		1.320%	6/25/31	2,621	2,627
Residential Asset Securities Corporation 2001-KS3		1.320%	9/25/31	1,135	1,136
Structured Asset Investment Loan Trust 2003-BC5		1.210%	6/25/33	4,975	4,975
William Street Funding Corporation 2003-1		1.420%	4/23/06	7,400	7,411	B

					110,246

Stripped Securities	0.1%
Bayview Financial Acquisition Trust 2002-A		5.100%	7/25/04	1,779	28	B,G1
Bayview Financial Acquisition Trust 2002-FA		7.000%	6/25/05	320	13	B,G1
Diversified REIT Trust 1999-1A		0.538%	3/18/11	98,304	1,951	B,G1

					1,992

Total Asset-Backed Securities (Identified Cost—$137,010)					137,332

Mortgage-Backed Securities	9.0%

Fixed Rate Securities	5.9%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	5,583	5,954
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	7,838	8,605	B
Deutsche Mortgage and Asset Receiving Corporation 1998-C1		6.538%	6/15/31	12,990	14,374
Merrill Lynch Mortgage Investors, Inc. 1996-C2		6.960%	11/21/28	949	1,035
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	5,444	5,927
Nomura Asset Securities Corporation 1996-MD5A		7.070%	4/13/39	1,359	1,422

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	$93,599	$94,653
Washington Mutual 2002-S8		5.750%	1/25/33	3,863	3,892

					135,862

Indexed SecuritiesD	3.1%
Chevy Chase Mortgage Funding Corporation 2003-2A		1.470%	5/25/34	13,960	13,950	B
Credit Suisse First Boston Mortgage 2003-NP6		1.990%	8/25/32	2,208	2,205	B
Credit-Based Asset Servicing and Securitization 2001-CB2		1.380%	8/25/33	2,888	2,893
Granite Mortgages PLC 2003-1		1.310%	1/20/20	8,900	8,905
Impac CMB Trust 2001-1		1.370%	7/25/31	1,559	1,559
Impac Mortgage Trust 2003-7 A		1.410%	8/25/33	9,688	9,715
Medallion Trust 2000-1G		1.370%	7/12/31	352	352
Medallion Trust 2000-2G		1.310%	12/18/31	2,481	2,484
Medallion Trust 2003-1G		1.300%	12/21/33	5,519	5,520
MLCC Mortgage Investors, Inc. 2003-B		1.430%	4/25/28	13,857	13,908
Morgan Stanley Capital I 2003 XLF A-1		1.270%	7/15/17	9,573	9,572	B

					71,063

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1999-1A		1.710%	9/18/25	12,682	590	B,G1
LB-UBS Commercial Mortgage Trust 2001-C3		0.984%	6/15/36	19,525	1,067	B,G1
Structured Mortgage Asset Residential Trust 1991-3		2,500.000%	8/25/22	0.011	0.001	G1
Structured Mortgage Asset Residential Trust 1991-8		0.070%	1/25/23	1,003	1	G1

					1,658

Total Mortgage-Backed Securities (Identified Cost—$206,127)					208,583

U.S. Government and Agency Obligations	30.0%

Fixed Rate Securities	16.9%
Fannie Mae		2.375%	2/15/07	2,280	2,291	A
Fannie Mae		10.350%	12/10/15	770	1,190
Freddie Mac		1.875%	6/15/06	3,580	3,581	A
Freddie Mac		7.250%	2/15/07	100	114
Tennessee Valley Authority		6.750%	11/1/25	2,560	3,087	A
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,099	A

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Bonds		7.500%	11/15/16	$1,490	$1,964	A
United States Treasury Bonds		8.000%	11/15/21	13,860	19,458	A
United States Treasury Bonds		7.250%	8/15/22	13,010	17,092
United States Treasury Bonds		5.250%	11/15/28	6,000	6,335	A
United States Treasury Bonds		5.250%	2/15/29	8,000	8,457	A
United States Treasury Bonds		6.250%	5/15/30	32,800	39,600	A
United States Treasury Notes		1.250%	5/31/05	480	480	A
United States Treasury Notes		1.625%	2/28/06	36,350	36,407	A
United States Treasury Notes		2.625%	11/15/06	28,650	29,214	A
United States Treasury Notes		2.250%	2/15/07	14,310	14,432	A
United States Treasury Notes		3.125%	9/15/08	1,940	1,982	A
United States Treasury Notes		3.125%	10/15/08	12,680	12,940	A
United States Treasury Notes		3.375%	11/15/08	15,330	15,796	A
United States Treasury Notes		3.375%	12/15/08	100,000	102,941	A
United States Treasury Notes		3.000%	2/15/09	7,070	7,147	A
United States Treasury Notes		2.625%	3/15/09	30,270	30,052
United States Treasury Notes		4.250%	11/15/13	20,000	20,688	A
United States Treasury Notes		4.000%	2/15/14	12,325	12,487	A

					390,834

Indexed SecuritiesH	13.1%
United States Treasury Inflation-Protected Security		3.875%	1/15/09	67,860	78,831	A
United States Treasury Inflation-Protected Security		4.250%	1/15/10	83,348	99,920	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	13,943	14,527	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	11,084	11,630	A
United States Treasury Inflation-Protected Security		3.625%	4/15/28	13,590	17,908	A
United States Treasury Inflation-Protected Security		3.875%	4/15/29	57,040	78,698	A
United States Treasury Inflation-Protected Security		3.375%	4/15/32	313	415	A

					301,929

Stripped Securities	N.M.
United States Treasury Bonds		0.000%	8/15/27	1,630	486	A,G1

Total U.S. Government and Agency Obligations (Identified Cost—$671,891)					693,249

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	36.1%

Fixed Rate Securities	36.1%
Fannie Mae		7.000%	9/1/07 to 2/1/33	$25,615	$27,193
Fannie Mae		8.000%	5/1/15	81	87
Fannie Mae		5.500%	11/1/16	50,000	52,078I
Fannie Mae		6.000%	11/1/16 to 2/1/32	5,381	5,651
Fannie Mae		5.500%	4/1/18	3,078	3,210
Fannie Mae		4.500%	5/1/18	30,000	30,366	I
Fannie Mae		4.500%	7/1/18	6,506	6,595
Fannie Mae		7.500%	6/1/25 to 7/1/29	1,935	2,078
Fannie Mae		6.500%	7/1/28 to 5/1/32	13,763	14,468
Freddie Mac		7.500%	4/1/06	3	4
Freddie Mac		9.750%	7/1/08	45	49
Freddie Mac		5.500%	12/1/13 to 6/1/33	15,223	15,636
Freddie Mac		6.000%	11/1/14	1,700	1,790	I
Freddie Mac		4.500%	2/1/18	133,900	135,197	I
Freddie Mac		9.300%	4/15/19	301	301
Freddie Mac		7.000%	4/1/24 to 5/1/32	10,378	11,009
Freddie Mac		6.000%	2/1/29 to 5/1/29	451	468
Freddie Mac		6.500%	6/1/32	266	280
Freddie Mac		5.500%	1/1/33	13,000	13,321	I
Freddie Mac		5.000%	6/1/33 to 8/1/33	58,342	58,678
Government National Mortgage Association		10.000%	11/15/09	1	1
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	446	492
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	1,393	1,499
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	1,263	1,350
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	72,129	76,176
Government National Mortgage Association		6.000%	11/15/28 to 5/15/33	30,423	31,784
Government National Mortgage Association		6.000%	8/1/31	113,890	118,908	I
Government National Mortgage Association		5.500%	12/1/32	108,800	111,894	I
Government National Mortgage Association		5.500%	1/15/33	520	535

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued
Fixed Rate Securities—Continued
Government National Mortgage Association		5.000%	2/1/33	$111,565	$112,332	I

					833,430

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	32	7	G1
Fannie Mae		1,009.250%	2/25/20	0.02	1	G1
Fannie Mae		1,009.250%	8/25/21	1	22	G1
Fannie Mae		0.000%	5/25/22	345	321	G2
Financing Corporation		0.000%	4/5/19	1,150	529	G2
Freddie Mac		10.000%	3/1/21	250	54	G1
Freddie Mac		0.000%	7/15/22	38	38	G2

					972

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$832,182)					834,402

Yankee BondsJ	4.7%

Banking and Finance	0.1%
The Export-Import Bank of Korea		7.100%	3/15/07	1,050	1,175

Banks	0.1%
Royal Bank of Scotland Group plc		8.817%	3/31/49	870	929
The Korea Development Bank		4.250%	11/13/07	1,545	1,604

					2,533

Electric	N.M.
Hydro-Quebec		6.300%	5/11/11	800	924

Energy	0.1%
Korea Electric Power Corporation		8.250%	3/15/05	1,050	1,111

Foreign Governments	1.2%
Quebec Province		5.500%	4/11/06	200	215
United Mexican States		8.375%	1/14/11	1,720	2,090	A
United Mexican States		11.500%	5/15/26	17,070	26,288

					28,593

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Insurance	0.1%
Atlas Reinsurance PLC		3.525%	1/7/05	$250		$252	B,D
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,400		2,724	B,E

						2,976

Manufacturing (Diversified)	2.3%
Tyco International Group SA		5.875%	11/1/04	900		921
Tyco International Group SA		6.375%	2/15/06	16,600		17,674
Tyco International Group SA		5.800%	8/1/06	10,250		10,890
Tyco International Group SA		6.125%	1/15/09	200		218
Tyco International Group SA		6.750%	2/15/11	230		256
Tyco International Group SA		6.375%	10/15/11	1,230		1,345
Tyco International Group SA		7.000%	6/15/28	3,070		3,267
Tyco International Group SA		6.875%	1/15/29	17,000		17,842

						52,413

Oil and Gas	0.2%
Anderson Exploration Ltd.		6.750%	3/15/11	930		1,052
YPF Sociedad Anonima		7.750%	8/27/07	3,250		3,559

						4,611

Special Purpose	0.4%
CVRD Finance LTD.		1.770%	10/15/07	2,587		2,574	B,D
HSBC Capital Funding LP		4.610%	12/29/49	1,630		1,580	A,B
Petronas Capital Ltd.		7.875%	5/22/22	1,340		1,605	B
Petrozuata Finance, Inc.		8.220%	4/1/17	3,950		3,595	B

						9,354

Telecommunications	0.2%
British Telecommunications plc		8.375%	12/15/10	1,755		2,169	A
Telecom Italia S.p.A.		5.250%	11/15/13	2,005		2,067	B

						4,236

Total Yankee Bonds (Identified Cost—$99,800)						107,926

Preferred Stocks	0.2%
Home Ownership Funding Corporation		13.331%		6	shs	2,657	B,F
Home Ownership Funding Corporation II		13.338%		5		2,384	B,F

Total Preferred Stocks (Identified Cost—$9,045)						5,041

Total Long-Term Securities (Identified Cost—$2,422,004)						2,478,203

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Investment of Proceeds From Securities Lending	25.7%
State Street Navigator Securities Lending Prime Portfolio				593,633	shs	$593,633

Total Investment of Proceeds From Securities Lending (Identified Cost—$593,633)						593,633

Short-Term Securities	17.3%

Corporate Bonds and Notes	0.5%
Altria Group, Inc.		1.870%	10/22/04	$6,600		6,599	D
Ford Motor Credit Company		1.970%	8/17/04	5,060		5,060

						11,659

U.S. Government and Agency Obligations	4.7%
Fannie Mae		0.000%	9/8/04	12,890		12,831	C,K
Federal Farm Credit Bank		0.000%	4/6/04	2,840		2,840	C
Federal Farm Credit Bank		0.000%	9/17/04	20,000		19,903	C
Freddie Mac		0.000%	4/5/04	17,000		16,998	C
Freddie Mac		0.000%	4/5/04	25,530		25,527	C
Freddie Mac		0.000%	4/6/04	8,800		8,799	C
Freddie Mac		0.000%	4/6/04	19,140		19,137	C
Freddie Mac		0.000%	4/7/04	3,200		3,200	C

						109,235

Repurchase Agreements	12.1%
Deutsche Bank AG 1.04%, dated 3/31/04, to be repurchased at $122,600 on 4/1/04 (Collateral: $125,295 Fannie Mae zero coupon notes, due 6/1/04, value $125,080)				122,597		122,597
The Goldman Sachs Group, Inc. 1.05%, dated 3/31/04, to be repurchased at $155,914 on 4/1/04 (Collateral: $159,435 Fannie Mae zero coupon notes, due 6/23/04, value $159,064)				155,910		155,910

						278,507

Total Short-Term Securities (Identified Cost—$399,401)						399,401

	% OF NET ASSETS		VALUE

Total Investments (Identified Cost—$3,415,038)	150.3%		$3,471,237
Payable for Securities Purchased	(33.4)%		(770,640)
Obligation to Return Collateral for Securities Loaned	(25.7)%		(593,633)
Receivable for Securities Sold	8.4%		192,896
Other Assets Less Liabilities	0.4%		8,966

Net assets consist of:
Accumulated paid-in capital applicable to:
185,276 Institutional Class shares outstanding		$2,091,620
10,299 Financial Intermediary Class shares outstanding		117,831
Under/(Over) distributed net investment income		(567)
Accumulated net realized gain/(loss) on investments, options, futures and swaps		48,271
Unrealized appreciation/(depreciation) of investments, options, futures and swaps		51,671

Net assets	100.0%		$2,308,826

Net asset value per share:
Institutional Class			$11.81
Financial Intermediary Class			$11.81

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedL
U.S. Treasury Note Futures	June 2004	826	$42
U.S. Treasury Note Futures	September 2004	4	9

			$51

Futures Contracts WrittenL
U.S. Treasury Bond Futures	June 2004	383	$350
U.S. Treasury Note Futures	June 2004	718	300

			$650

Options WrittenL
Deutsche Bank, Swaption Put, Strike Price $100.00	September 2004	92,700,000	$942
Goldman Sachs Swaption Call, Strike Price $4.935	December 2005	30,300,000	97
U.S. Treasury Bond Futures Put, Strike Price $104.00	June 2004	759	747
U.S. Treasury Bond Futures Put, Strike Price $108.00	June 2004	670	421
U.S. Treasury Bond Futures Put, Strike Price $112.00	June 2004	1,701	(370)
U.S. Treasury Note Futures Call, Strike Price $114.00	June 2004	1,249	(1,155)
U.S. Treasury Note Futures Call, Strike Price $116.00	June 2004	549	(208)
U.S. Treasury Note Futures Call, Strike Price $117.00	September 2004	400	—
U.S. Treasury Note Futures Call, Strike Price $120.00	June 2004	500	91
U.S. Treasury Note Futures Call, Strike Price $115.00	September 2004	122	(104)
U.S. Treasury Note Futures Put, Strike Price $112.00	June 2004	500	294
U.S. Treasury Note Futures Put, Strike Price $108.00	June 2004	734	520
U.S. Treasury Note Futures Put, Strike Price $110.00	June 2004	614	207
U.S. Treasury Note Futures Put, Strike Price $112.00	June 2004	1,283	320
U.S. Treasury Note Futures Put, Strike Price $112.00	June 2004	565	8

			$1,810

A	All or a portion of this security is on loan. See Note 4 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.5% of net assets.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2004.
E	Convertible bond – Bond may be converted into the issuer’s common stock.
F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
G	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K	Collateral to cover futures and options contracts.
L	Options and futures are described in more detail in the notes to financial statements.
N.M.—Not	meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Core Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	95.9%

Corporate Bonds and Notes	17.7%

Aerospace/Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$912	$1,003
Lockheed Martin Corporation		7.650%	5/1/16	1,575	1,957
Lockheed Martin Corporation		8.500%	12/1/29	20	27
Raytheon Company		6.750%	8/15/07	25	28
Raytheon Company		6.000%	12/15/10	160	180
Raytheon Company		5.500%	11/15/12	75	79
Raytheon Company		5.375%	4/1/13	875	916
Systems 2001 Asset Trust		6.664%	9/15/13	3,219	3,616	A

					7,806

Auto and Automotive Parts	N.M.
Cummins Inc.		7.125%	3/1/28	545	540

Automotive	N.M.
General Motors Corporation		7.125%	7/15/13	870	950	B

Banking and Finance	2.3%
Boeing Capital Corporation		5.800%	1/15/13	2,030	2,195	B
Ford Motor Credit Company		6.875%	2/1/06	800	851
Ford Motor Credit Company		6.500%	1/25/07	5,000	5,341
Ford Motor Credit Company		5.800%	1/12/09	21,150	21,805
Ford Motor Credit Company		7.375%	10/28/09	390	428
Ford Motor Credit Company		7.875%	6/15/10	4,200	4,700
Ford Motor Credit Company		7.375%	2/1/11	7,985	8,708
Ford Motor Credit Company		7.250%	10/25/11	5,760	6,238
Ford Motor Credit Company		7.000%	10/1/13	70	74	B
General Motors Acceptance Corporation		6.750%	1/15/06	3,730	3,987
General Motors Acceptance Corporation		6.125%	9/15/06	10	11
General Motors Acceptance Corporation		4.375%	12/10/07	20	20	B
General Motors Acceptance Corporation		7.750%	1/19/10	110	125
General Motors Acceptance Corporation		7.250%	3/2/11	1,400	1,554	B
General Motors Acceptance Corporation		7.000%	2/1/12	110	119
General Motors Acceptance Corporation		0.000%	12/1/12	2,090	1,231	C
Household Finance Corporation		7.200%	7/15/06	3,750	4,163
Household Finance Corporation		6.400%	6/17/08	20	23
Household Finance Corporation		6.500%	11/15/08	40	45
Household Finance Corporation		8.000%	7/15/10	70	86
Household Finance Corporation		6.375%	8/1/10	1,000	1,130

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Banking and Finance—Continued
Household Finance Corporation		7.000%	5/15/12	$160	$188
Household Finance Corporation		6.375%	11/27/12	520	588
SB Treasury Company LLC		9.400%	12/29/49	360	421	A
SLM Corporation		3.050%	4/1/09	10,680	10,747	D
Toyota Motor Credit Corporation		2.800%	1/18/06	150	154

					74,932

Banks	0.4%
Bank of America Corporation		5.250%	2/1/07	400	432
Bank of America Corporation		7.400%	1/15/11	3,090	3,709
Bank One Corporation		4.125%	9/1/07	2,780	2,910	B
Bank One Corporation		6.000%	8/1/08	150	168
Bank One Corporation		5.900%	11/15/11	2,000	2,233
Firstar Bank NA		7.125%	12/1/09	350	413
KeyCorp		2.750%	2/27/07	240	243
Wells Fargo Bank NA, San Francisco		6.450%	2/1/11	1,600	1,840

					11,948

Cable	0.6%
Comcast Cable Communications, Inc.		6.375%	1/30/06	3,550	3,810
Comcast Cable Communications, Inc.		6.750%	1/30/11	680	772	B
Comcast Corporation		6.500%	1/15/15	1,970	2,179
Comcast Corporation		7.050%	3/15/33	6,530	7,256	B
Continental Cablevision, Inc.		9.000%	9/1/08	1,060	1,289
Cox Communications, Inc.		7.125%	10/1/12	3,120	3,609
Cox Communications, Inc.		4.625%	6/1/13	1,190	1,162
CSC Holdings Inc.		7.625%	4/1/11	80	84
CSC Holdings Inc.		6.750%	4/15/12	500	500	A
CSC Holdings Inc.		7.875%	2/15/18	260	279	B

					20,940

Casino Resorts	0.1%
Harrah’s Operating Company, Inc.		7.875%	12/15/05	852	922
MGM MIRAGE		9.750%	6/1/07	795	918	B
MGM MIRAGE		8.500%	9/15/10	20	24
MGM MIRAGE		8.375%	2/1/11	162	187	B
Park Place Entertainment Corporation		7.875%	12/15/05	724	771	B
Park Place Entertainment Corporation		8.125%	5/15/11	100	114
Station Casinos, Inc.		6.000%	4/1/12	1,420	1,470	A

					4,406

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Chemicals	0.2%
FMC Corporation		10.250%	11/1/09	$295	$346
IMC Global Inc.		10.875%	6/1/08	615	741
IMC Global Inc.		11.250%	6/1/11	132	157
IMC Global Inc.		10.875%	8/1/13	460	576
MacDermid, Incorporated		9.125%	7/15/11	1,067	1,203
Millennium America Inc.		7.000%	11/15/06	880	895	B
The Dow Chemical Company		5.250%	5/14/04	2,100	2,109
Westlake Chemical Corporation		8.750%	7/15/11	150	166

					6,193

Coal	N.M.
Peabody Energy Corporation		6.875%	3/15/13	860	929

Computer Services and Systems	0.1%
Electronic Data Systems Corporation		7.125%	10/15/09	2,580	2,755	B
Electronic Data Systems Corporation		6.000%	8/1/13	460	446
Electronic Data Systems Corporation		7.450%	10/15/29	250	245
International Business Machines Corporation		4.750%	11/29/12	40	41
Unisys Corporation		6.875%	3/15/10	86	95

					3,582

Containers and Packaging	N.M.
Ball Corporation		6.875%	12/15/12	1,109	1,199

Diversified Financial Services	0.8%
CIT Group Inc.		6.500%	2/7/06	40	44
CIT Group Inc.		5.750%	9/25/07	2,840	3,113
Citigroup Inc.		5.000%	3/6/07	500	536	B
Citigroup Inc.		3.625%	2/9/09	2,936	2,990	B
Citigroup Inc.		7.250%	10/1/10	150	179
General Electric Capital Corporation		6.125%	2/22/11	70	79	B
General Electric Capital Corporation		5.450%	1/15/13	11,845	12,755	B
IBJ Preferred Capital Corp. LLC		8.790%	12/29/49	3,380	3,819	A
Philip Morris Capital Corporation		7.500%	7/16/09	190	212
U.S. Bancorp		3.125%	3/15/08	1,610	1,623
Wells Fargo & Company		1.200%	6/12/06	50	50	D
Wells Fargo & Company		5.000%	11/15/14	1,150	1,187
Wells Fargo Financial, Inc.		5.875%	8/15/08	150	167

					26,754

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Services	N.M.
SPX Corporation		7.500%	1/1/13	$579	$625	B

Electric	1.6%
Dominion Resources, Inc.		4.125%	2/15/08	460	477	B
Dominion Resources, Inc.		5.125%	12/15/09	1,260	1,343
Dominion Resources, Inc.		5.700%	9/17/12	3,810	4,103	B
FirstEnergy Corp.		5.500%	11/15/06	6,840	7,273
FirstEnergy Corp.		6.450%	11/15/11	3,135	3,432	B
FirstEnergy Corp.		7.375%	11/15/31	9,120	10,166
General Electric Company		5.000%	2/1/13	920	963	B
Niagara Mohawk Power Corporation		7.750%	10/1/08	500	586
Oncor Electric Delivery Company		6.375%	1/15/15	685	768	B
Orion Power Holdings, Inc.		12.000%	5/1/10	1,047	1,296
System Energy Resources, Inc.		7.430%	1/15/11	87	90
The AES Corporation		10.000%	7/15/05	486	498	A
The AES Corporation		9.500%	6/1/09	2,736	2,969	B
The AES Corporation		9.375%	9/15/10	2,494	2,718	B
The AES Corporation		8.750%	5/15/13	13,098	14,408	A
The Detroit Edison Company		5.200%	10/15/12	10	11

					51,101

Energy	1.0%
Calpine Corporation		8.250%	8/15/05	470	449	B
Calpine Corporation		7.750%	4/15/09	38	27	B
Calpine Corporation		8.625%	8/15/10	180	132	B
Calpine Corporation		8.500%	2/15/11	9,708	7,135	B
Calpine Corporation		8.750%	7/15/13	3,430	3,139	A,B
Duke Energy Corporation		5.625%	11/30/12	2,010	2,135	B
MidAmerican Energy Holdings Company		5.875%	10/1/12	30	32
Pacific Gas and Electric Company		1.810%	4/3/06	2,980	2,982	D
Pacific Gas and Electric Company		7.250%	8/1/26	1,000	1,035
Pacific Gas and Electric Company		6.050%	3/1/34	4,300	4,349
Peabody Energy Corporation		5.875%	4/15/16	880	887
Progress Energy, Inc.		7.100%	3/1/11	110	127
TXU Corp.		6.375%	6/15/06	9,795	10,566
TXU Energy Co.		7.000%	3/15/13	10	12

					33,007

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Environmental Services	0.8%
Allied Waste North America Incorporated		8.875%	4/1/08	$882	$990
Allied Waste North America Incorporated		8.500%	12/1/08	375	420	B
Safety-Kleen Corp.		9.250%	5/15/09	85	8	E
Waste Management, Inc.		7.000%	10/1/04	120	123
Waste Management, Inc.		7.000%	10/15/06	2,545	2,824
Waste Management, Inc.		7.125%	10/1/07	1,060	1,207
Waste Management, Inc.		6.875%	5/15/09	8,000	9,140
Waste Management, Inc.		7.375%	8/1/10	6,055	7,134
Waste Management, Inc.		7.125%	12/15/17	500	578
Waste Management, Inc.		7.000%	7/15/28	3,010	3,346
Waste Management, Inc.		7.375%	5/15/29	80	93
Waste Management, Inc.		7.750%	5/15/32	750	914

					26,777

Food, Beverage and Tobacco	0.5%
Altria Group, Inc.		7.000%	11/4/13	1,755	1,934	B
Altria Group, Inc.		7.750%	1/15/27	4,530	5,049
Constellation Brands, Inc.		8.000%	2/15/08	782	882
Nabisco Incorporated		7.550%	6/15/15	3,570	4,409
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	5/15/06	1,080	1,147
R.J. Reynolds Tobacco Holdings, Inc.		6.500%	6/1/07	590	611
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	730	785	B
Sara Lee Corporation		6.250%	9/15/11	50	57
Smithfield Foods, Inc.		8.000%	10/15/09	471	526

					15,400

Gaming	N.M.
Mohegan Tribal Gaming Authority		8.125%	1/1/06	100	108
Mohegan Tribal Gaming Authority		6.375%	7/15/09	749	786
Mohegan Tribal Gaming Authority		8.375%	7/1/11	380	420

					1,314

Gas and Pipeline Utilities	1.1%
Dynegy Holdings Inc.		8.750%	2/15/12	5,890	5,566	B
Southern Natural Gas Company		8.875%	3/15/10	1,220	1,354
Southern Natural Gas Company		8.000%	3/1/32	11,940	12,269
The Williams Companies, Inc.		7.500%	1/15/31	4,113	3,969
The Williams Companies, Inc.		7.750%	6/15/31	530	522
The Williams Companies, Inc.		8.750%	3/15/32	11,630	12,328

					36,008

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Health Care	0.9%
Tenet Healthcare Corporation		5.375%	11/15/06	$10,260	$9,644	B
Tenet Healthcare Corporation		5.000%	7/1/07	6,460	5,895	B
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,163
Tenet Healthcare Corporation		7.375%	2/1/13	13,939	12,580	B

					30,282

Homebuilding	N.M.
Lennar Corporation		9.950%	5/1/10	286	326
The Ryland Group, Inc.		8.000%	8/15/06	104	116

					442

Insurance	0.5%
Loews Corporation		3.125%	9/15/07	12,000	11,850	F
Loews Corporation		8.875%	4/15/11	90	110
Loews Corporation		7.625%	6/1/23	1,500	1,558
Loews Corporation		7.000%	10/15/23	3,300	3,341
Oil Insurance Ltd.		5.150%	8/15/33	35	36	A

					16,895

Investment Banking/Brokerage	0.7%
Credit Suisse First Boston USA		4.625%	1/15/08	2,730	2,892
Credit Suisse First Boston USA		7.125%	7/15/32	60	72	B
J.P. Morgan Capital Trust II		7.950%	2/1/27	20	23
J.P. Morgan Chase & Co., Inc.		4.500%	11/15/10	140	144
J.P. Morgan Chase & Co., Inc.		5.250%	5/30/07	30	32	B
J.P. Morgan Chase & Co., Inc.		5.750%	1/2/13	4,430	4,815
J.P. Morgan Chase & Co., Inc.		6.000%	2/15/09	10	11
Lehman Brothers Holdings Inc.		6.625%	4/1/04	470	470
Lehman Brothers Holdings Inc.		4.000%	1/22/08	1,740	1,806
Lehman Brothers Holdings Inc.		7.000%	2/1/08	160	183
Merrill Lynch & Co., Inc.		3.375%	9/14/07	3,130	3,213
Morgan Stanley		3.625%	4/1/08	90	92	B
Morgan Stanley		5.300%	3/1/13	4,090	4,293
The Goldman Sachs Group, Inc.		6.600%	1/15/12	2,810	3,220
The Goldman Sachs Group, Inc.		4.750%	7/15/13	1,420	1,420

					22,686

Investment Management	0.1%
Dryden Investor Trust		7.157%	7/23/08	1,563	1,699

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Lodging/Hotels	0.1%
Hilton Hotels Corporation		7.625%	5/15/08	$917	$1,029
Host Marriott Corporation		7.875%	8/1/08	737	766
ITT Corporation		6.750%	11/15/05	80	84
Starwood Hotels & Resorts Worldwide, Inc.		7.375%	5/1/07	850	925

					2,804

Machinery	N.M.
AGCO Corporation		9.500%	5/1/08	179	197
Deere & Company		6.950%	4/25/14	80	95
Grant Prideco, Inc.		9.000%	12/15/09	147	166
Terex Corporation		10.375%	4/1/11	185	211	B

					669

Manufacturing (Diversified)	N.M.
Procter & Gamble Company		8.500%	8/10/09	90	113	B
The Gillette Company		2.500%	6/1/08	160	157

					270

Media	1.3%
AOL Time Warner Inc.		6.875%	5/1/12	5,850	6,692	B
AOL Time Warner Inc.		7.625%	4/15/31	440	515
AOL Time Warner Inc.		7.700%	5/1/32	15,480	18,300
Lamar Media Corporation		7.250%	1/1/13	989	1,073	B
Liberty Media Corporation		2.610%	9/17/06	12,170	12,314	D
Liberty Media Corporation		3.500%	9/25/06	90	92
Liberty Media Corporation		5.700%	5/15/13	565	590	B
Liberty Media Corporation		3.750%	2/15/30	170	119	F
News America Incorporated		6.750%	1/9/38	200	232
Viacom Inc.		5.625%	8/15/12	2,080	2,258	B
Vivendi Universal S.A.		6.250%	7/15/08	860	929

					43,114

Medical Care Facilities	0.3%
HCA Inc.		6.910%	6/15/05	353	369
HCA Inc.		7.125%	6/1/06	540	584
HCA Inc.		7.250%	5/20/08	314	347
HCA Inc.		8.750%	9/1/10	256	307
HCA Inc.		6.300%	10/1/12	3	3
HCA Inc.		5.750%	3/15/14	5,880	5,875
Health Care REIT, Inc.		8.000%	9/12/12	128	151

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Medical Care Facilities—Continued
Manor Care, Inc.		7.500%	6/15/06	$867	$949
Manor Care, Inc.		8.000%	3/1/08	87	100

					8,685

Medical Products	0.1%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	719	784	G
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	752	B

					1,536

Oil and Gas	1.0%
Apache Corporation		6.250%	4/15/12	1,430	1,643	B
Chesapeake Energy Corporation		9.000%	8/15/12	182	210
Conoco Inc.		6.950%	4/15/29	7,925	9,237
ConocoPhillips		8.750%	5/25/10	3,100	3,943
ConocoPhillips		4.750%	10/15/12	1,170	1,207	B
ConocoPhillips		7.000%	3/30/29	640	747
ConocoPhillips		5.900%	10/15/32	10	10
Devon Energy Corporation		7.950%	4/15/32	4,085	5,062	B
El Paso Corporation		0.000%	2/28/21	3,150	1,465	C,F
El Paso Natural Gas Company		8.375%	6/15/32	1,310	1,336
Parker & Parsley Petroleum Company		8.875%	4/15/05	232	246
Parker & Parsley Petroleum Company		8.250%	8/15/07	330	385
Pioneer Natural Resources Company		9.625%	4/1/10	270	346
Seariver Maritime Inc.		0.000%	9/1/12	70	49	C
Sonat Inc.		7.625%	7/15/11	3,000	2,602
Vintage Petroleum, Inc.		7.875%	5/15/11	340	366	B
Vintage Petroleum, Inc.		8.250%	5/1/12	441	496
Westport Resources Corporation		8.250%	11/1/11	221	246
XTO Energy, Inc.		7.500%	4/15/12	1,061	1,262
XTO Energy, Inc.		6.250%	4/15/13	1,787	1,979

					32,837

Paper and Forest Products	0.2%
Georgia-Pacific Corp.		7.500%	5/15/06	200	215
Georgia-Pacific Corp.		8.875%	2/1/10	245	286
Georgia-Pacific Corp.		8.125%	5/15/11	9	10	B
Georgia-Pacific Corp.		9.500%	12/1/11	588	709	B
Georgia-Pacific Corp.		9.375%	2/1/13	12	14
Georgia-Pacific Corp.		7.700%	6/15/15	176	193

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products—Continued
International Paper Company		5.500%	1/15/14	$1,205	$1,250
MeadWestvaco Corporation		6.850%	4/1/12	2,235	2,509	B

					5,186

Pharmaceuticals	0.3%
AmerisourceBergen Corporation		8.125%	9/1/08	756	843
Bristol-Myers Squibb Company		5.750%	10/1/11	4,380	4,815
Bristol-Myers Squibb Company		5.250%	8/15/13	4,460	4,703	A
Omnicare, Inc.		8.125%	3/15/11	709	790

					11,151

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		7.250%	11/15/13	755	818	B

Publishing	N.M.
Dex Media West LLC		8.500%	8/15/10	710	783	A,B

Real Estate	N.M.
Ventas Realty, Limited Partnership		8.750%	5/1/09	560	634
Ventas Realty, Limited Partnership		9.000%	5/1/12	90	104

					738

Restaurants	N.M.
Yum! Brands, Inc.		8.500%	4/15/06	171	190

Retail	0.3%
Target Corporation		5.875%	3/1/12	80	89
Target Corporation		4.000%	6/15/13	5,340	5,183	B
Wal-Mart Stores, Inc.		4.125%	2/15/11	3,160	3,209	B

					8,481

Special Purpose	1.6%
Air 2 US Series A		8.027%	10/1/19	207	188	A
Anadarko Finance Company		6.750%	5/1/11	240	280
ChevronTexaco Capital Company		3.500%	9/17/07	20	21
Conoco Funding Company		6.350%	10/15/11	2,010	2,307
Conoco Funding Company		7.250%	10/15/31	810	985
DaimlerChrysler NA Holding Corporation		7.400%	1/20/05	190	199	B
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	1,750	1,769	B
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	3,315	3,822
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	1,290	1,395

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
Devon Financing Corporation ULC		6.875%	9/30/11	$1,600	$1,851	B
Entercom Capital Inc.		7.625%	3/1/14	390	422
Patrons’ Legacy 2003 IV		5.775%	12/23/63	6,600	6,768	A
Sprint Capital Corporation		6.000%	1/15/07	9,220	10,017
Sprint Capital Corporation		6.125%	11/15/08	130	144
Sprint Capital Corporation		8.375%	3/15/12	3,295	4,012
TCI Communications Financing III		9.650%	3/31/27	1,480	1,792
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,778
Unilever Capital Corporation		7.125%	11/1/10	1,450	1,728
Verizon Global Funding Corp.		6.875%	6/15/12	2,130	2,461	B
Verizon Global Funding Corp.		7.375%	9/1/12	5,350	6,384	B
Verizon Global Funding Corp.		4.375%	6/1/13	3,220	3,138	B

					51,461

Telecommunications	0.3%
Cincinnati Bell Inc.		7.250%	7/15/13	1,450	1,464	B
EchoStar DBS Corporation		4.405%	10/1/08	833	866	A,D
EchoStar DBS Corporation		9.125%	1/15/09	380	430
PanAmSat Corporation		6.375%	1/15/08	346	359
PanAmSat Corporation		8.500%	2/1/12	344	360
Qwest Communications International Inc.		4.630%	2/15/09	1,745	1,631	A,D
Qwest Corporation		7.200%	11/1/04	750	769
Qwest Corporation		5.625%	11/15/08	2,400	2,394

					8,273

Telecommunications (Cellular/Wireless)	0.1%
AT&T Wireless Services Inc.		7.350%	3/1/06	3,000	3,290
AT&T Wireless Services Inc.		8.125%	5/1/12	50	61	B
Nextel Communications, Inc.		7.375%	8/1/15	440	476

					3,827

Transportation	0.2%
CSX Corporation		6.250%	10/15/08	570	637
Delta Air Lines, Inc.		6.619%	3/18/11	3,147	3,110
Delta Air Lines, Inc.		6.417%	7/2/12	40	43
Delta Air Lines, Inc.		6.718%	1/2/23	2,583	2,783
Kansas City Southern Railway		9.500%	10/1/08	558	619
Norfolk Southern Corporation		6.200%	4/15/09	20	23

					7,215

Total Corporate Bonds and Notes (Identified Cost—$550,864)					584,453

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities	6.0%

Fixed Rate Securities	0.7%
Bay View Auto Trust 2003-LJ1		3.440%	4/25/12	$300	$306
Chevy Chase Home Loan Trust 1996-1		7.150%	5/15/15	12	12
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,200	1,898
Conseco Finance Securitizations Corp. 2000-6		6.770%	9/1/32	2,380	2,461
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	1,434	789
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	547	507
Green Tree Financial Corporation 1993-2		8.000%	7/15/18	1,300	1,287
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	6,135	2,132
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	1,289	709
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	1,500	1,503
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	4,781	4,865
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	4,687	5,104
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	2,500	1,625	A
UCFC Home Equity Loan Trust 1998-C		5.935%	1/15/30	72	75
Vanderbilt Mortgage Finance 1996-A		8.150%	4/7/26	477	473
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	250	249
Vanderbilt Mortgage Finance 1997-C		7.830%	8/7/27	500	519

					24,514

Indexed SecuritiesD	5.2%
ABSC Long Beach Home Equity Loan Trust 2001-LB1		1.350%	8/21/30	4	4
Advanta Revolving Home Equity Loan Trust 2000-A		1.340%	8/25/24	1,546	1,547
Aesop Funding II LLC 2001-1A		1.290%	4/20/05	1,983	1,983	A
AFC Home Equity Loan Trust 2002-2		1.390%	6/25/30	2,165	2,168
AmeriCredit Automobile Receivables Trust 2003-BX		1.290%	11/6/06	130	130
Argent NIM Trust 2003-N1		1.360%	8/25/08	9,306	9,306	A
Asset Backed Funding Certificates 2002-WF1		1.380%	12/25/32	1,592	1,594
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3		1.360%	11/15/31	2,184	2,187
Bayview Financial Acquisition Trust 2001-DA		1.470%	11/25/31	430	430	A
Capital Auto Receivables Asset Trust 2003-1		1.140%	6/15/05	145	145
CDC Mortgage Capital Trust 2002-HE1		1.400%	8/25/32	4,246	4,253
CDC Mortgage Capital Trust 2003-HE1		1.420%	7/25/33	1,944	1,948
Centex Home Equity 2000-C		1.330%	10/25/30	622	622
Centex Home Equity 2002-D		1.530%	12/25/32	5,007	5,020

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Chase Funding Loan Acquisition Trust 2003-C1		1.240%	5/25/24	$9,653	$9,655
Chase Funding Mortgage Loan Asset-Backed Certificates 2000-2		1.370%	5/25/30	8	8
Chase USA Master Trust 2000-2		1.260%	4/15/09	110	110
Citibank Credit Card Issuance Trust 2002-C1		2.120%	2/9/09	2,040	2,068
Conseco Finance 2000-C		1.460%	10/15/31	145	145
Countrywide Asset-Backed Certificates 2001-BC2		1.340%	7/25/31	367	367
Countrywide Asset-Backed Certificates 2003-1		1.430%	6/25/33	7,784	7,806
Countrywide Asset-Backed Certificates 2003-3		1.230%	2/25/22	10,515	10,517
Countrywide Asset-Backed Certificates 2003-BC3		1.400%	9/25/33	19,090	19,130
Countrywide Home Equity Loan Trust 2002-F		1.440%	11/15/28	4,637	4,685
DaimlerChrysler Master Owner Trust 2002-A		1.150%	5/15/07	60	60
Fannie Mae Grantor Trust 2002-T15		1.290%	11/26/32	7,128	7,100
Fannie Mae Grantor Trust 2003-T4		1.160%	12/26/21	6,309	6,309
Fleet Home Equity Loan Trust 2003-1		1.340%	1/20/33	13,554	13,565
Ford Credit Auto Owner Trust 2003-A		1.140%	8/15/05	79	79
Household Home Equity Loan Trust 2001-1		1.380%	1/20/31	48	48
Household Home Equity Loan Trust 2002-1		1.460%	3/14/32	1,900	1,905
Household Home Equity Loan Trust 2002-3		1.540%	8/20/12	678	680
Irwin Home Equity Loan Trust 2003-1		1.590%	2/25/28	105	105
Korea Asset Funding Ltd. 2000-1A		3.220%	2/10/09	460	460	A
Option One Mortgage Loan Trust 2000-2		1.380%	6/25/30	313	313
Option One Mortgage Loan Trust 2003-1		1.510%	2/25/33	147	148
Option One Mortgage Securities Corp. NIM Trust 2003-1		1.480%	1/26/10	67	67	A
Pass-Through Amortizing Credit Card Trust 2002-1A		1.840%	6/18/12	77	77	A
Provident Bank Home Equity Loan Trust 2000-2		1.360%	8/25/31	1,322	1,324
Providian Gateway Master Trust 2002-B		1.790%	6/15/09	14,970	15,016	A
Residential Asset Mortgage Products, Inc. 2003-RS4		1.420%	5/25/33	12,890	12,920
Residential Funding Mortgage Securities II 2003-HS3		1.380%	8/25/33	224	225
Salomon Brothers Mortgage Securities VII 1999-AQ1		1.410%	4/25/29	7	7
Salomon Brothers Mortgage Securities VII 2002-CIT1		1.390%	3/25/32	5,106	5,115
Southern Pacific Secured Assets Corporation 1998-2		1.260%	7/25/29	91	91
Vanderbilt Mortgage Finance 1999-D		4.350%	1/7/30	4,100	3,666
Wachovia Asset Securitization, Inc. 2002-HE1		1.460%	9/27/32	4,457	4,492

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Wachovia Asset Securitization, Inc. 2002-HE2		1.520%	12/25/32	$426	$428
Wachovia Asset Securitization, Inc. 2003-HE1		1.380%	3/25/33	157	158
William Street Funding Corporation 2003-1		1.420%	4/23/06	9,600	9,614	A

					169,800

Stripped Securities	0.1%
Diversified REIT Trust 2001-1		0.772%	3/8/10	16,000	462	A,H1
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	6,972	1,332	H1

					1,794

Total Asset-Backed Securities (Identified Cost—$195,397)					196,108

Mortgage-Backed Securities	3.6%

Fixed Rate Securities	1.5%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	7,437	7,932
Banc of America Funding Corporation 2003-1		6.000%	5/20/33	2,253	2,305
Blackrock Capital Finance L.P. 1997-R3		7.220%	11/25/28	196	199	A
Commercial Capital Access One, Inc. 2		12.000%	11/15/27	3,538	1,573
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/09	330	391
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	3/2/11	680	747	A
Enterprise Mortgage Acceptance Company 1998-1		6.110%	1/15/25	1,023	1,018	A
FFCA Secured Lending Corporation 1999-1A		6.370%	10/18/08	165	169	A
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	10,800	12,221
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	340	392
GS Mortgage Securities Corporation II 1998-C1		6.620%	10/18/30	5,500	6,180
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8		7.400%	7/15/31	2,000	2,329
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/36	2,000	2,178
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	5,414	5,475
Structured Asset Securities Corporation 1996-CFL		7.750%	2/25/28	5,000	5,612

					48,721

Indexed SecuritiesD	2.1%
Chase Commercial Mortgage Securities Corporation 2000-FL1A		1.370%	12/12/13	298	298	A
COMM 2001-FL4A		1.330%	4/15/13	978	978	A
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		1.360%	4/15/13	200	200	A

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Impac CMB Trust 2002-1		1.410%	3/25/31	$3,719	$3,726
Impac Mortgage Trust 2003-7 A		1.410%	8/25/33	9,914	9,942
J.P. Morgan Chase Commercial Mortgage Security 2003-FL1A		1.360%	2/17/15	123	123	A
Lehman Brothers Floating Rate Commercial Mortgage Trust 2001-LLFA		1.330%	8/16/13	1,319	1,318	A
Medallion Trust 2000-2G		1.310%	12/18/31	859	860
MLCC Mortgage Investors, Inc. 2003-B		1.430%	4/25/28	19,220	19,291
Morgan Stanley Capital I 2003 XLF A-1		1.270%	7/15/17	9,834	9,833	A
Sequoia Mortgage Trust 4		1.450%	4/22/25	44	43
Wachovia Bank Commercial Mortgage Trust 2002-WHL		1.390%	3/15/15	199	199	A
Wachovia Bank Commercial Mortgage Trust 2003-WHL2		1.280%	6/15/13	22,200	22,196	A
Westpac Securitisation Trust 1999-1G		1.320%	5/19/30	178	177

					69,184

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1999-1A		1.710%	3/18/16	773	36	A,H1,I
GMAC Commercial Mortgage Security Inc. 1999-CTL1		0.908%	12/15/16	2,076	36	A,H1,I
LB-UBS Commercial Mortgage Trust 2001-C3		0.984%	6/15/36	5,467	299	A,H1,I

					371

Variable Rate SecuritiesI	N.M.
Securitized Asset Sales, Inc. 1994-4		3.909%	8/25/33	25	25

Total Mortgage-Backed Securities (Identified Cost—$116,749)					118,301

U.S. Government and Agency Obligations	20.3%

Fixed Rate Securities	11.3%
Fannie Mae		2.875%	9/15/06	535	546
Fannie Mae		2.375%	2/15/07	3,080	3,094	B
Fannie Mae		6.375%	6/15/09	1,374	1,583	B
Fannie Mae		6.625%	11/15/10	2,860	3,363	B
Fannie Mae		10.350%	12/10/15	1,030	1,592
Freddie Mac		1.875%	6/15/06	4,720	4,722	B
Freddie Mac		4.875%	11/15/06	100	107
Freddie Mac		3.500%	11/15/07	100	103

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
Freddie Mac		5.875%	11/15/07	$750	$835
Freddie Mac		3.375%	4/15/09	40	40
Freddie Mac		4.500%	9/16/13	160	164
Tennessee Valley Authority		6.250%	12/15/17	40	46
Tennessee Valley Authority		6.750%	11/1/25	1,670	2,014	B
Tennessee Valley Authority		7.125%	5/1/30	840	1,063	B
United States Treasury Bonds		8.000%	11/15/21	27,920	39,196	B
United States Treasury Bonds		6.750%	8/15/26	1,600	2,023	B
United States Treasury Bonds		5.250%	11/15/28	8,790	9,280	B
United States Treasury Bonds		6.250%	5/15/30	31,050	37,487	B
United States Treasury Bonds		5.375%	2/15/31	5,150	5,614	B
United States Treasury Notes		1.625%	1/31/05	360	362	B
United States Treasury Notes		1.625%	2/28/06	47,700	47,774	B
United States Treasury Notes		2.625%	11/15/06	45,680	46,579	B
United States Treasury Notes		2.250%	2/15/07	19,150	19,313	B
United States Treasury Notes		6.125%	8/15/07	60	68	B
United States Treasury Notes		3.000%	11/15/07	60	62	B
United States Treasury Notes		3.250%	8/15/08	1,310	1,347	B
United States Treasury Notes		3.125%	9/15/08	2,800	2,860	B
United States Treasury Notes		3.125%	10/15/08	70,460	71,902	B
United States Treasury Notes		3.375%	11/15/08	19,640	20,237	B
United States Treasury Notes		3.000%	2/15/09	28,970	29,285	B
United States Treasury Notes		2.625%	3/15/09	20,000	19,856
United States Treasury Notes		4.250%	8/15/13	140	145	B

					372,662

Indexed SecuritiesJ	8.4%
United States Treasury Inflation-Protected Security		3.875%	1/15/09	54,288	63,066	B
United States Treasury Inflation-Protected Security		4.250%	1/15/10	23,685	28,394	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	19,519	20,335	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	12,948	13,586	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	25,336	33,386	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	80,999	111,753	B
United States Treasury Inflation-Protected Security		3.375%	4/15/32	3,370	4,469	B

					274,989

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Stripped Securities	0.6%
United States Treasury Notes		0.000%	5/15/30	$1,000	$262	H2
United States Treasury Bonds		0.000%	11/15/21	45,460	18,684	B,H2
United States Treasury Bonds		0.000%	8/15/27	1,520	454	B,H2
United States Treasury Bonds		0.000%	11/15/27	500	147	B,H2

					19,547

Total U.S. Government and Agency Obligations (Identified Cost—$638,173)					667,198

U.S. Government Agency Mortgage-Backed Securities	36.1%

Fixed Rate Securities	36.1%
Fannie Mae		6.500%	5/1/14 to 6/1/32	11,511	12,143
Fannie Mae		6.000%	5/1/16 to 7/1/32	7,548	7,899
Fannie Mae		5.500%	1/1/17 to 4/1/18	14,592	15,217
Fannie Mae		5.000%	1/1/18	68,440	70,343	K
Fannie Mae		9.500%	11/1/21	4	4
Fannie Mae		7.000%	1/1/29	500	531	K
Fannie Mae		7.000%	8/1/29 to 7/1/32	15,850	16,824
Fannie Mae		7.500%	11/1/29	77	83
Fannie Mae		6.000%	1/1/32	28,500	29,658	K
Freddie Mac		5.500%	12/1/13	208	217
Freddie Mac		6.000%	11/1/14	12,200	12,845	K
Freddie Mac		7.000%	10/1/16 to 4/1/32	5,539	5,873
Freddie Mac		4.500%	2/1/18	226,800	228,997	K
Freddie Mac		6.500%	7/1/29	1,189	1,251
Freddie Mac		5.500%	1/1/33	35,000	35,864	K
Government National Mortgage Association		9.500%	1/15/06	32	34
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	838	903
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	2,852	3,046
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	68,945	72,802
Government National Mortgage Association		6.000%	1/15/29 to 7/15/33	77,876	81,365
Government National Mortgage Association		6.500%	8/1/29	14,850	15,671	K
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	124	135
Government National Mortgage Association		6.000%	8/1/31	208,890	218,094	K
Government National Mortgage Association		5.500%	12/1/32	88,200	90,708	K
Government National Mortgage Association		5.000%	2/1/33	252,200	253,934	K
Government National Mortgage Association		5.500%	7/15/33	13,918	14,329

					1,188,770

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

IndexedD	N.M.
Government National Mortgage Association		1.490%	8/20/31	$14	$14

Stripped Securities	N.M.
Financing Corporation		0.000%	11/30/17	1,250	631	H2
Financing Corporation		0.000%	4/5/19	320	147	H2

					778

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,188,978)					1,189,562

Yankee BondsL	7.7%

Banks	N.M.
KFW Kreditanstalt fuer Wiederaufbau		2.375%	9/25/06	240	243	B
KFW Kreditanstalt fuer Wiederaufbau		3.375%	1/23/08	100	103
Royal Bank of Scotland Group plc		8.817%	3/31/05	230	246
The Korea Development Bank		4.250%	11/13/07	200	207
The Korea Development Bank		5.500%	11/13/12	60	64	B

					863

Cable	0.1%
Rogers Cable Inc.		7.875%	5/1/12	687	780
Shaw Communications Inc.		7.250%	4/6/11	630	705

					1,485

Containers and Packaging	0.1%
Cascades Inc.		7.250%	2/15/13	1,416	1,491
Norampac Inc.		6.750%	6/1/13	572	606

					2,097

Diversified Financial Services	N.M.
Pemex Finance Ltd.		8.500%	2/15/08	110	116
Pemex Finance Ltd.		9.030%	2/15/11	10	12

					128

Electric	0.1%
Hydro-Quebec		6.300%	5/11/11	2,380	2,750

Foreign Governments	4.4%
Federative Republic of Brazil		2.062%	4/15/09	1,139	1,068	D
Federative Republic of Brazil		14.500%	10/15/09	13,910	17,742
Federative Republic of Brazil		12.000%	4/15/10	3,240	3,767
Federative Republic of Brazil		2.062%	4/15/12	6,180	5,408	D
Federative Republic of Brazil		8.000%	4/15/14	6,760	6,591	B

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Foreign Governments—Continued
Federative Republic of Brazil		11.000%	8/17/40	$4,036	$4,310
Province of British Columbia		4.300%	5/30/13	180	184
Province of Ontario		3.500%	9/17/07	110	113
Republic of Bulgaria		8.250%	1/15/15	6,820	8,312	A
Republic of Colombia		10.500%	7/9/10	2,230	2,676	B
Republic of Colombia		11.750%	2/25/20	3,185	4,077
Republic of Panama		9.625%	2/8/11	2,733	3,252
Republic of Panama		9.375%	7/23/12	1,030	1,218
Republic of Panama		10.750%	5/15/20	1,967	2,483
Republic of Peru		9.125%	2/21/12	440	498
Republic of Peru		5.000%	3/7/17	6,006	5,556	A
Republic of Peru		5.000%	3/7/17	46	42	A
Republic of Peru		8.750%	11/21/33	1,170	1,177	B
Republic of the Philippines		9.875%	1/15/19	2,740	2,836	B
Russian Federation		8.250%	3/31/10	510	579
Russian Federation		5.000%	3/31/30	21,270	21,302	M
United Mexican States		8.375%	1/14/11	8,050	9,785	B
United Mexican States		11.500%	5/15/26	28,020	43,151

					146,127

Insurance	0.1%
Atlas Reinsurance PLC		3.525%	1/7/05	250	252	A,D
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,500	2,838	A,F
Residential Reinsurance LTD		6.073%	6/1/05	850	850	A,D

					3,940

Manufacturing (Diversified)	1.9%
Tyco International Group SA		6.375%	2/15/06	10,250	10,913
Tyco International Group SA		5.800%	8/1/06	10,250	10,890
Tyco International Group SA		6.125%	11/1/08	100	109
Tyco International Group SA		6.125%	1/15/09	220	239
Tyco International Group SA		6.750%	2/15/11	240	267
Tyco International Group SA		6.375%	10/15/11	5,580	6,103
Tyco International Group SA		7.000%	6/15/28	145	154
Tyco International Group SA		6.875%	1/15/29	32,830	34,457	B

					63,132

Media	N.M.
Shaw Communications Inc.		8.250%	4/11/10	27	32
Shaw Communications Inc.		7.200%	12/15/11	395	442

					474

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Oil and Gas	0.1%
Anderson Exploration Ltd.		6.750%	3/15/11	$620	$702
Western Oil Sands Inc.		8.375%	5/1/12	708	844
YPF Sociedad Anonima		7.750%	8/27/07	1,000	1,095

					2,641

Paper and Forest Products	N.M.
Abitibi-Consolidated Inc.		8.550%	8/1/10	614	671
Abitibi-Consolidated Inc.		8.500%	8/1/29	79	78

					749

Services	N.M.
Compagnie Generale de Geophysique SA		10.625%	11/15/07	136	147

Special Purpose	0.7%
Arcel Finance		5.940%	2/1/09	9,938	10,734	A
Diageo Capital Plc		6.625%	6/24/04	1,400	1,417	B
Eircom Funding		8.250%	8/15/13	900	1,003	B
General Motors Nova Scotia Finance Company		6.850%	10/15/08	1,550	1,692
HSBC Capital Funding LP		4.610%	12/29/49	2,090	2,026	A,B
Petrozuata Finance, Inc.		8.220%	4/1/17	5,220	4,750	A

					21,622

Telecommunications	0.1%
British Telecommunications plc		8.375%	12/15/10	1,145	1,415	B
Telecom Italia S.p.A.		5.250%	11/15/13	2,510	2,588	A

					4,003

Telecommunications (Cellular/Wireless)	N.M.
Rogers Wireless Communications Inc.		6.375%	3/1/14	900	915	A

Transportation	0.1%
Teekay Shipping Corporation		8.875%	7/15/11	1,219	1,416

Total Yankee Bonds (Identified Cost—$224,825)					252,489

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Government Obligations	4.5%

Fixed Rate Securities	4.5%
Federal Republic of Germany		3.750%	1/4/09	57,340	N	$72,705
Federal Republic of Germany		5.000%	1/4/12	17,775	N	23,738
Federal Republic of Germany		5.500%	1/4/31	11,240	N	15,352
Government of Canada		5.250%	6/1/12	45,000	O	36,791
Statens Bostadsfinansier		5.500%	3/15/06	8,500	P	1,183

Total Foreign Government Obligations (Identified Cost—$130,113)						149,769

Preferred Stocks	N.M.
Home Ownership Funding Corporation		13.331%		13	shs	620	A,M
Home Ownership Funding Corporation II		13.338%		9		429	A,M

Total Preferred Stocks (Identified Cost—$1,518)						1,049

Options PurchasedQ	N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72				500	R	13
International Business Machines Corporation Call, July 2006, Strike Price $99.90				500	R	27

Total Options Purchased (Identified Cost—$18)						40

Total Long-Term Securities (Identified Cost—$3,046,635)						3,158,969

Investment of Proceeds From Securities Lending	22.6%
State Street Navigator Securities Lending Prime Portfolio				744,654	shs	744,654

Total Investment of Proceeds From Securities Lending (Indentified Cost—$744,654)						744,654

Short-Term Securities	27.7%

Corporate Bonds and Notes	0.4%
Altria Group, Inc.		1.780%	10/22/04	$7,780		7,779	D
Ford Motor Credit Company		1.970%	8/17/04	6,850		6,850

						14,629

U.S. Government and Agency Obligations	6.9%
Fannie Mae		0.000%	9/8/04	20,410		20,317	C,S
Federal Farm Credit Bank		0.000%	4/6/04	6,900		6,899	C
Freddie Mac		0.000%	4/5/04	41,400		41,396	C
Freddie Mac		0.000%	4/5/04	62,100		62,093	C

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Short-Term Securities—Continued

U.S. Government and Agency Obligations—Continued
Freddie Mac		0.000%	4/6/04	$21,500		$21,497	C
Freddie Mac		0.000%	4/6/04	46,550		46,544	C
Freddie Mac		0.000%	4/7/04	7,800		7,798	C
Freddie Mac		0.000%	5/12/04	20,000		19,977	C

						226,521

Options PurchasedQ	0.2%
JPY Call / USD Put, June 2004, Strike Price $115				320,000	R	3,507
Sterling Futures Call, September 2004, Strike Price GBP 94				770	R	1,807

						5,314

Repurchase Agreements	20.2%
The Goldman Sachs Group, Inc. 1.05%, dated 3/31/04, to be repurchased at $399,011 on 4/1/04 (Collateral: $197,025 Freddie Mac notes, 4.50% to 5.50%, due 8/15/04 to 7/15/06, value $209,209; $50,000 Freddie Mac zero coupon notes, due 4/13/04, value $49,982; $150,000 Fannie Mae zero coupon discount notes, due 6/23/04 to 9/22/04, value $149,497)				399,000		399,000
Merrill Lynch Government Securities, Inc. 1.05%, dated 3/31/04, to be repurchased at $267,484 on 4/1/04 (Collateral: $176,625 Resolution Funding Corp. principal-only securities, due 7/15/20 to 4/15/30, value $55,596; $489,390 Resolution Funding Corp. interest-only securities, due 7/15/12 to 10/15/29, value $217,224)				267,476		267,476

						666,476

Total Short-Term Securities (Identified Cost—$911,141)						912,940

Total Investments (Identified Cost—$4,702,430)	146.2%					4,816,563
Receivable for Securities Sold	13.0%					428,265
Payable for Securities Purchased	(40.9)%					(1,346,821)
Obligation to Return Collateral for Securities Loaned	(22.6)%					(744,654)
Other Assets Less Liabilities	4.3%					140,332

Net Assets	100.0%					$3,293,690

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Core Plus Bond Portfolio—Continued

Net assets consist of:
Accumulated paid-in capital applicable to:
306,968 Institutional Class shares outstanding	$3,144,909
657 Financial Intermediary Class shares outstanding	6,944
Under/(Over) distributed net investment income	(15,993)
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	37,875
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations	119,955

Net assets	$3,293,690

Net asset value per share:
Institutional Class	$10.71
Financial Intermediary Class	$10.71

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts PurchasedQ
Canadian Dollar Futures	June 2004	400	$482
Euribor Futures	June 2004	250	467
Euribor Futures	June 2005	888	2,609
Euribor Futures	September 2005	218	444
Euribor Futures	June 2004	512	1,431
Euribor Futures	September 2004	400	404
Eurodollar Futures	June 2004	276	362
German Government Bond Futures	June 2004	577	666
German Government Bond Futures	June 2004	3,249	1,648
LIBOR Futures	June 2004	616	(809)
U.S. Treasury Bond Futures	June 2004	32	4
U.S. Treasury Note Futures	September 2004	9	20

			$7,728

Futures Contracts WrittenQ
U.S. Treasury Note Futures	June 2004	100	$1
U.S. Treasury Note Futures	June 2004	4,021	2,251

			$2,252

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Options WrittenQ
Goldman Sachs Swaption Call, Strike Price $98.00	January 2004	39,300,000	$126
Deutsche Bank Swaption Put, Strike Price $100.00	September 2004	129,700,000	1,318
U.S. Treasury Bond Futures Put, Strike Price $104	June 2004	1,013	996
U.S. Treasury Bond Futures Put, Strike Price $108	June 2004	909	573
U.S. Treasury Bond Futures Put, Strike Price $112	June 2004	278	(47)
U.S. Treasury Note Futures Call, Strike Price $114	June 2004	1,543	(1,445)
U.S. Treasury Note Futures Call, Strike Price $116	June 2004	732	(276)
U.S. Treasury Note Futures Call, Strike Price $117	September 2004	500	(3)
U.S. Treasury Note Futures Call, Strike Price $120	June 2004	500	91
U.S. Treasury Note Futures Call, Strike Price $115	September 2004	259	(221)
U.S. Treasury Note Futures Put, Strike Price $108	June 2004	913	646
U.S. Treasury Note Futures Put, Strike Price $110	June 2004	658	222
U.S. Treasury Note Futures Put, Strike Price $112	June 2004	500	295
U.S. Treasury Note Futures Put, Strike Price $112	June 2004	790	11

			$2,286

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.6% of net assets.
B	All or a portion of this security is on loan. See Note 4 to the financial statements.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2004.
E	Bond is in default at March 31, 2004.
FConvertible	security –Security may be converted into the issuer’s common stock.
G	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.
H	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	The coupon rates shown on variable rate securities are the rates at March 31, 2004. These rates vary with the weighted average coupon of the underlying loans.
J	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
M	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
N	Denominated in euro currency.
O	Denominated in Canadian dollars.
P	Denominated in Swedish krona.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Represents actual number of contracts.
S	Collateral to cover futures and options contracts.
N.M.—Not	meaningful.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	108.4%

Corporate Bonds and Notes	0.8%

Investment Banking/Brokerage	0.8%
J.P. Morgan Chase & Co., Inc.		4.443%	2/15/12	$2,690	$2,918	A

Total Corporate Bonds and Notes (Identified Cost—$2,624)					2,918

Asset-Backed Securities	9.2%

Indexed SecuritiesA	9.2%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1		1.460%	6/25/33	2,700	2,710
AmeriCredit Automobile Receivables Trust 2000-B		1.300%	4/5/07	273	273
Ameriquest Mortgage Securities, Inc. 2002-5		1.560%	2/25/33	2,328	2,334
Ameriquest Mortgage Securities, Inc. 2002-AR3		1.460%	10/25/33	985	988
AQ Finance NIM Trust 2003-N10A		1.350%	8/25/08	2,085	2,088	B
ARG Funding Corp. 1999-3A		1.340%	8/22/05	2,667	2,668	B
ARG Funding Corp. 2001-2A		1.330%	3/20/06	1,100	1,101	B
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1		1.460%	2/25/34	2,726	2,735
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		1.460%	10/25/32	1,643	1,651
Chevy Chase Funding LLC 2004-1 A1		1.390%	1/25/35	3,300	3,300
Countrywide Asset-Backed Certificates 2002-1		1.370%	8/25/32	328	328
EMC Mortgage Loan Trust ABS Security 2002-B		1.640%	11/25/41	3,033	3,040	B
EQCC Trust 2002		1.390%	11/25/31	998	1,001
Home Equity Mortgage Trust 2003-5		1.510%	1/15/34	2,527	2,538
IndyMac Home Equity Loan Asset-Backed Trust 2003-A		1.250%	9/25/19	675	675
Residential Asset Mortgage Products, Inc. 2003-RS2		1.430%	3/25/33	789	791
Structured Asset Investment Loan Trust 2003-BC7		1.220%	7/25/33	880	880
Structured Asset Investment Loan Trust 2003-BC8		1.230%	8/25/10	2,722	2,721

Total Asset-Backed Securities (Identified Cost—$31,770)					31,822

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities	2.8%

Indexed SecuritiesA	2.8%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		1.740%	11/25/31	$2,323	$2,331
Credit Suisse First Boston Mortgage Securities Corp. 2003-TFLA1		1.360%	4/15/13	500	500	B
Credit Suisse RPM Mortgage Loan Trust Series 2003-2		1.790%	6/25/33	2,796	2,808
Crusade Global Trust 2003-2		1.300%	9/18/34	2,707	2,710	C
Merrill Lynch Mortgage Investors, Inc. 2003-F		2.902%	10/25/33	1,548	1,494

Total Mortgage-Backed Securities (Identified Cost—$9,925)					9,843

U.S. Government and Agency Obligations	92.2%

Fixed Rate Securities	2.4%
Tennessee Valley Authority		3.375%	1/15/07	7,480	8,179	D

Indexed SecuritiesE	89.8%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	725	799	D
United States Treasury Inflation-Protected Security		3.625%	1/15/08	20,369	23,054	D
United States Treasury Inflation-Protected Security		3.875%	1/15/09	36,832	42,788	D
United States Treasury Inflation-Protected Security		4.250%	1/15/10	25,765	30,888	D
United States Treasury Inflation-Protected Security		3.500%	1/15/11	30,919	36,059	D
United States Treasury Inflation-Protected Security		3.375%	1/15/12	5,058	5,898	D
United States Treasury Inflation-Protected Security		3.000%	7/15/12	25,160	28,638	D
United States Treasury Inflation-Protected Security		1.875%	7/15/13	23,914	24,914	D
United States Treasury Inflation-Protected Security		2.000%	1/15/14	28,152	29,540	D
United States Treasury Inflation-Protected Security		3.625%	4/15/28	32,503	42,830	D
United States Treasury Inflation-Protected Security		3.875%	4/15/29	24,060	33,195	D
United States Treasury Inflation-Protected Security		3.375%	4/15/32	9,347	12,397	D

					311,000

Total U.S. Government and Agency Obligations (Identified Cost—$303,274)					319,179

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Government Obligations	3.4%

Fixed Rate Securities	1.9%
French Republic		2.500%	7/25/13	5,100	G	$6,690

Indexed SecuritiesA	1.5%
Canadian Real Return Bond		3.000%	12/1/36	3,960	F	3,434	E
Kingdom of Sweden Inflation-Protected Notes		3.798%	12/1/28	9,100	H	1,577	E

						5,011

Total Foreign Government Obligations (Identified Cost—$11,193)						11,701

Total Long-Term Securities (Identified Cost—$358,786)						375,463

Investment of Proceeds From Securities Lending	25.2%
State Street Navigator Securities Lending Prime Portfolio				87,384	shs	87,384

Total Investment of Proceeds From Securities Lending (Identified Cost—$87,384)						87,384

Short-Term Securities	3.9%

U.S. Government and Agency Obligations	0.8%
Fannie Mae		0.000%	9/8/04	$1,750		1,742	I,J
Federal Farm Credit Bank		0.000%	4/6/04	50		50	I,J
Freddie Mac		0.000%	4/5/04	300		300	I,J
Freddie Mac		0.000%	4/5/04	470		470	I,J
Freddie Mac		0.000%	4/6/04	100		100	I,J
Freddie Mac		0.000%	4/6/04	350		350	I,J

						3,012

Options PurchasedK	N.M.
Eurodollar Futures Put, September 2004, Strike Price $98				335	L	14

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued
Repurchase Agreements	3.1%
Credit Suisse First Boston USA 1.04%, dated 3/31/04, to be repurchased at $4,635 on 4/1/04 (Collateral: $4,640 Freddie Mac notes, 3.75%, due 4/15/04, value $4,807)		$4,635	$4,635
Deutsche Bank AG 1.04%, dated 3/31/04, to be repurchased at $6,000 on 4/1/04 (Collateral: $5,703 Freddie Mac notes, 5.25%, due 1/15/06, value $6,184)		6,000	6,000

			10,635

Total Short-Term Securities (Identified Cost—$13,812)			13,661

Total Investments (Identified Cost—$459,982)	137.5%		476,508
Obligation to Return Collateral for Securities Loaned	(25.2)%		(87,384)
Payable for Securities Purchased	(14.6)%		(50,580)
Other Assets Less Liabilities	2.3%		7,835

Net assets consist of:
Accumulated paid-in capital applicable to 30,810 Institutional Class shares outstanding		$317,811
Undistributed Net Investment Income		64
Accumulated net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions		11,636
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations		16,868

Net assets	100.0%		$346,379

Net asset value per share:
Institutional Class			$11.24

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Options WrittenK
Goldman Sachs Swaption Call, Strike Price $4.935	January 2005	4,600,000	$15
J.P. Morgan Chase & Co., Inc. Swaption Put, Strike Price $100.00	September 2004	25,600,000	258
U.S. Treasury Bond Futures Call, Strike Price $117	June 2004	185	129
U.S. Treasury Bond Futures Put, Strike Price $111	June 2004	277	(10)
U.S. Treasury Note Futures Put, Strike Price $113	June 2004	110	(20)
U.S. Treasury Note Futures Call, Strike Price $116	June 2004	98	(33)

			$339

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2004.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.7% of net assets.
C	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
D	All or a portion of this security is on loan. See Note 4 to the financial statements.
E	Inflation-Protected Securities – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	Denominated in Canadian dollar.
G	Denominated in euro currency.
H	Denominated in Swedish krona.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Collateral to cover futures and options contracts.
K	Options and futures are described in more detail in the notes to financial statements.
L	Represents actual number of contracts.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset High Yield Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	88.0%

Corporate Bonds and Notes	79.7%

Advertising	0.6%
Vertis Inc.		10.875%	6/15/09	$1,112	$1,120

Aerospace/Defense	1.5%
Armor Holdings, Inc.		8.250%	8/15/13	790	875
Esterline Technologies Corporation		7.750%	6/15/13	855	911
Hexcel Corporation		9.875%	10/1/08	736	819
Hexcel Corporation		9.750%	1/15/09	290	301

					2,906

Animal Hospitals	0.3%
Vicar Operating, Inc.		9.875%	12/1/09	580	650

Apparel	1.3%
Oxford Industries, Inc.		8.875%	6/1/11	734	789	A
Russell Corporation		9.250%	5/1/10	916	973
The William Carter Company		10.875%	8/15/11	585	680

					2,442

Auto and Automotive Parts	1.7%
Cummins Inc.		10.250%	12/1/10	1,001	1,179	A
Keystone Automotive Operations Inc.		9.750%	11/1/13	800	876	A
TRW Automotive		9.375%	2/15/13	649	746
TRW Automotive		11.000%	2/15/13	417	498

					3,299

Automotive Retailer	0.8%
Asbury Automotive Group Inc.		9.000%	6/15/12	1,437	1,538

Building Materials	3.9%
American Standard, Inc.		7.375%	2/1/08	31	34
Associated Materials Incorporated		0.000%	3/1/14	1,420	863	A,B
Atrium Companies, Inc.		10.500%	5/1/09	1,348	1,419
Atrium Companies, Inc.		10.500%	5/1/09	360	379	A
Interface, Inc.		7.300%	4/1/08	411	407
Interface, Inc.		10.375%	2/1/10	907	1,025
Koppers Inc.		9.875%	10/15/13	1,170	1,287	A
Nortek Holdings, Inc.		0.000%	5/15/11	650	494	A,B
Nortek Holdings, Inc.		9.875%	6/15/11	1,309	1,472

					7,380

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Cable	2.8%
Charter Communications Holdings, LLC		9.625%	11/15/09	$1,150	$972
Charter Communications, Inc.		10.250%	9/15/10	2,036	2,097	A
CSC Holdings Inc.		6.750%	4/15/12	600	600	A
CSC Holdings Inc.		7.625%	7/15/18	718	757
LodgeNet Entertainment Corporation		9.500%	6/15/13	717	796

					5,222

Casino Resorts	3.2%
Inn of the Mountain Gods		12.000%	11/15/10	720	779	A
Mandalay Resort Group		9.375%	2/15/10	200	238
MGM MIRAGE		8.500%	9/15/10	662	773
MGM MIRAGE		8.375%	2/1/11	190	219
Mirage Resorts, Incorporated		7.250%	10/15/06	328	354
Park Place Entertainment Corporation		7.875%	12/15/05	75	80
Park Place Entertainment Corporation		8.500%	11/15/06	370	412
Park Place Entertainment Corporation		9.375%	2/15/07	124	140
Park Place Entertainment Corporation		8.875%	9/15/08	502	573
Premier Entertainment Biloxi LLC		10.750%	2/1/12	544	588	A
Station Casinos, Inc.		6.000%	4/1/12	770	797	A
Station Casinos, Inc.		6.875%	3/1/16	360	370	A
Wynn Las Vegas LLC		12.000%	11/1/10	614	740

					6,063

Chemicals	5.3%
Airgas, Inc.		6.250%	7/15/14	460	474	A
Equistar Chemical LP		10.125%	9/1/08	322	346
Equistar Chemical LP		10.625%	5/1/11	505	544
FMC Corporation		10.250%	11/1/09	466	548
Georgia Gulf Corporation		7.625%	11/15/05	17	18
Georgia Gulf Corporation		7.125%	12/15/13	360	382	A
Hercules Incorporated		11.125%	11/15/07	380	456
Huntsman International Holdings LLC		0.000%	12/31/09	1,170	538	C
Huntsman International LLC		9.875%	3/1/09	533	586
Huntsman International LLC		10.125%	7/1/09	772	786
IMC Global Inc.		10.875%	6/1/08	400	482
IMC Global Inc.		10.875%	8/1/13	7	9
Lyondell Chemical Company		9.875%	5/1/07	720	747
MacDermid, Incorporated		9.125%	7/15/11	1,341	1,512
Millennium America Inc.		7.000%	11/15/06	121	123
Millennium America Inc.		9.250%	6/15/08	528	564

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Chemicals—Continued
Nalco Company		7.750%	11/15/11	$310	$324	A
Nalco Company		8.875%	11/15/13	470	490	A
Westlake Chemical Corporation		8.750%	7/15/11	1,000	1,105

					10,034

Containers and Packaging	0.4%
Graphic Packaging International Corp.		9.500%	8/15/13	710	802

Diversified Services	0.3%
SPX Corporation		7.500%	1/1/13	595	643

Electric	3.0%
FirstEnergy Corp.		5.500%	11/15/06	1,008	1,072
Orion Power Holdings, Inc.		12.000%	5/1/10	1,633	2,021
The AES Corporation		10.000%	7/15/05	335	343	A
The AES Corporation		8.500%	11/1/07	627	639
The AES Corporation		8.750%	5/15/13	150	165	A
The AES Corporation		9.000%	5/15/15	1,345	1,485	A

					5,725

Electronics	2.1%
Amkor Technology, Inc.		9.250%	2/15/08	630	694
BRL Universal Equipment 2001 A., L.P.		8.875%	2/15/08	670	724
Fairchild Semiconductor International, Inc.		10.500%	2/1/09	790	872
Rayovac Corporation		8.500%	10/1/13	640	690
Viasystems Inc.		10.500%	1/15/11	840	939	A

					3,919

Energy	3.5%
Calpine Corporation		7.625%	4/15/06	470	414
Calpine Corporation		8.625%	8/15/10	592	435
Calpine Corporation		8.500%	2/15/11	1,169	859
Calpine Corporation		9.875%	12/1/11	452	435	A
Calpine Corporation		8.750%	7/15/13	940	860	A
Calpine Generating Co. LLC		11.500%	4/1/11	460	428	A
NRG Energy, Inc.		8.000%	12/15/13	802	828	A
Peabody Energy Corporation		5.875%	4/15/16	370	373
PG&E Corporation		6.875%	7/15/08	1,250	1,364	A
TECO Energy, Inc.		10.500%	12/1/07	600	699

					6,695

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Entertainment	0.3%
AMF Bowling Worldwide, Inc.		10.000%	3/1/10	$600	$621	A

Environmental Services	0.7%
Allied Waste North America Incorporated		8.500%	12/1/08	1,125	1,260
Safety-Kleen Corp.		9.250%	5/15/09	1,418	128	D

					1,388

Food, Beverage and Tobacco	2.1%
Cott Beverages Incorporated		8.000%	12/15/11	796	876
DIMON Incorporated		9.625%	10/15/11	949	1,025
Domino’s, Inc.		8.250%	7/1/11	1,129	1,217
Smithfield Foods, Inc.		8.000%	10/15/09	770	860

					3,978

Funeral Parlors and Cemetery	0.2%
Alderwoods Group, Inc.		12.250%	1/2/09	350	392

Gaming	2.3%
Argosy Gaming Company		9.000%	9/1/11	1,083	1,218
Herbst Gaming, Inc.		10.750%	9/1/08	717	808
Isle of Capri Casinos, Inc.		7.000%	3/1/14	330	332	A
Mohegan Tribal Gaming Authority		8.125%	1/1/06	70	76
Mohegan Tribal Gaming Authority		6.375%	7/15/09	700	735
Pinnacle Entertainment, Inc.		9.250%	2/15/07	1,097	1,123

					4,292

Gas and Pipeline Utilities	5.1%
ANR Pipeline, Inc.		8.875%	3/15/10	243	270
ANR Pipeline, Inc.		9.625%	11/1/21	354	413
Colorado Interstate Gas Company		10.000%	6/15/05	400	424
Dynegy Holdings Inc.		10.125%	7/15/13	710	779	A
Encore Acquisition Company		6.250%	4/15/14	430	436	A
GulfTerra Energy Partners, L.P.		10.625%	12/1/12	331	415
KCS Energy, Inc.		7.125%	4/1/12	710	713	A
Northwest Pipelines Corporation		8.125%	3/1/10	210	232
Sonat Inc.		6.875%	6/1/05	190	188
Southern Natural Gas Company		8.875%	3/15/10	525	583
Southern Natural Gas Company		8.000%	3/1/32	1,048	1,077
The Williams Companies, Inc.		6.750%	1/15/06	1,110	1,157
The Williams Companies, Inc.		8.625%	6/1/10	500	550

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities—Continued
The Williams Companies, Inc.		8.125%	3/15/12	$178	$196
The Williams Companies, Inc.		7.500%	1/15/31	284	274
The Williams Companies, Inc.		8.750%	3/15/32	758	804
Transcontinental Gas Pipeline Corporation		7.000%	8/15/11	272	294
Transcontinental Gas Pipeline Corporation		8.875%	7/15/12	698	827

					9,632

Health Care	2.1%
Ardent Health Services		10.000%	8/15/13	810	899
Equinox Holdings Inc.		9.000%	12/15/09	590	621	A
Genesis HealthCare Corporation		8.000%	10/15/13	380	405	A
Tenet Healthcare Corporation		5.375%	11/15/06	356	334
Tenet Healthcare Corporation		5.000%	7/1/07	459	419
Tenet Healthcare Corporation		6.375%	12/1/11	136	118
Tenet Healthcare Corporation		7.375%	2/1/13	1,253	1,131

					3,927

Homebuilding	1.0%
Beazer Homes USA, Inc.		8.625%	5/15/11	500	559
Schuler Homes, Inc.		9.375%	7/15/09	307	344
Schuler Homes, Inc.		10.500%	7/15/11	430	507
The Ryland Group, Inc.		9.750%	9/1/10	473	539

					1,949

Lodging/Hotels	1.5%
Extended Stay America, Inc.		9.150%	3/15/08	547	563
Extended Stay America, Inc.		9.875%	6/15/11	538	632
Felcor Lodging LP		1.000%	9/15/08	798	850
Hilton Hotels Corporation		7.950%	4/15/07	109	121
Host Marriott Corporation		9.250%	10/1/07	135	151
La Quinta Inns, Inc.		7.400%	9/15/05	100	105
Meristar Hospitality Operating Partnership, L.P.		10.500%	6/15/09	370	398

					2,820

Machinery	3.7%
AGCO Corporation		9.500%	5/1/08	755	829
Case New Holland Incorporated		9.250%	8/1/11	1,090	1,232	A
Case New Holland Incorporated		9.250%	8/1/11	30	34	A
Grant Prideco, Inc.		9.000%	12/15/09	692	780
Hanover Compressor Company		8.625%	12/15/10	862	927
Joy Global Inc.		8.750%	3/15/12	817	919

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Machinery—Continued
NMHG Holdings Co.		10.000%	5/15/09	$954	$1,049
Terex Corporation		10.375%	4/1/11	424	483
Terex Corporation		9.250%	7/15/11	750	840

					7,093

Manufacturing (Diversified)	0.7%
Jacuzzi Brands Incorporated		9.625%	7/1/10	1,146	1,266

Media	1.0%
Lamar Media Corporation		7.250%	1/1/13	460	499
Paxson Communications Corporation		10.750%	7/15/08	320	335
Paxson Communications Corporation		0.000%	1/15/09	237	202	B
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	730	808

					1,844

Medical Care Facilities	1.7%
Extendicare Health Services, Inc.		9.350%	12/15/07	442	456
Extendicare Health Services, Inc.		9.500%	7/1/10	231	258
HCA Inc.		6.910%	6/15/05	150	157
HCA Inc.		7.875%	2/1/11	546	629
HCA Inc.		6.300%	10/1/12	367	385
HCA Inc.		9.000%	12/15/14	120	148
Triad Hospitals, Inc.		8.750%	5/1/09	1,010	1,101

					3,134

Medical Products	0.5%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	917	1,000	E

Medical Supplies and Services	0.3%
AmeriPath Inc.		10.500%	4/1/13	608	620

Metals	0.3%
California Steel Industries Inc.		6.125%	3/15/14	420	423	A
Kaiser Aluminum & Chemical		12.750%	2/1/49	1,780	214	D

					637

Oil and Gas	4.7%
Amerada Hess Corporation		7.875%	10/1/29	310	351
Amerigas Partners LP		8.875%	5/20/11	602	667
Chesapeake Energy Corporation		8.375%	11/1/08	64	71

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Chesapeake Energy Corporation		9.000%	8/15/12	$846	$978
El Paso CGP Co.		6.500%	6/1/08	340	291
El Paso CGP Co.		7.750%	6/15/10	1,758	1,520
El Paso Corporation		6.950%	12/15/07	395	359
El Paso Corporation		7.750%	1/15/32	225	181
El Paso Energy Partners		8.500%	6/1/11	143	162
Evergreen Resources, Inc.		5.875%	3/15/12	780	788	A
Nuevo Energy Company		9.375%	10/1/10	902	1,003
Parker Drilling Company		10.125%	11/15/09	470	508
Suburban Propane Partners LP		6.875%	12/15/13	600	624	A
Vintage Petroleum, Inc.		7.875%	5/15/11	522	561
Vintage Petroleum, Inc.		8.250%	5/1/12	110	124
Westport Resources Corporation		8.250%	11/1/11	584	650

					8,838

Paper and Forest Products	1.4%
Georgia-Pacific Corp.		8.875%	2/1/10	133	155
Georgia-Pacific Corp.		9.500%	12/1/11	698	841
Georgia-Pacific Corp.		9.375%	2/1/13	579	682
Georgia-Pacific Corp.		7.700%	6/15/15	46	50
Georgia-Pacific Corp.		8.250%	3/1/23	169	174
Georgia-Pacific Corp.		7.750%	11/15/29	67	68
Georgia-Pacific Corp.		8.875%	5/15/31	540	605

					2,575

Publishing	1.5%
Dex Media East LLC		9.875%	11/15/09	365	411
Dex Media East LLC		12.125%	11/15/12	795	928
Hollinger International Publishing		9.000%	12/15/10	931	1,024
The Reader’s Digest Association, Inc.		6.500%	3/1/11	620	639	A

					3,002

Real Estate	0.5%
Forest City Enterprises, Inc.		7.625%	6/1/15	90	97
Ventas Realty, Limited Partnership		8.750%	5/1/09	516	584
Ventas Realty, Limited Partnership		9.000%	5/1/12	192	222

					903

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Rental and Lease Services (Commercial)	0.5%
NationsRent, Inc.		9.500%	10/15/10	$430	$465	A
United Rentals North America Inc.		7.000%	2/15/14	465	437	A

					902

Retail	2.0%
American Achievement Corp.		8.250%	4/1/12	580	596	A
Cinemark, Inc.		9.750%	3/15/14	960	595	A,B
Hollywood Entertainment Corporation		9.625%	3/15/11	349	405
J.C. Penney Company, Inc.		8.000%	3/1/10	20	23
J.C. Penney Company, Inc.		9.750%	6/15/21	139	144
J.C. Penney Company, Inc.		7.125%	11/15/23	820	927
J.C. Penney Company, Inc.		7.400%	4/1/37	17	19
Norcraft Companies		9.000%	11/1/11	1,080	1,150	A

					3,859

Special Purpose	5.5%
Alamosa Incorporated		11.000%	7/31/10	923	985
Arch Western Finance LLC		6.750%	7/1/13	437	465	A
Couche Tard United States L.P.		7.500%	12/15/13	550	589	A
H & E Equipment Services LLC		11.125%	6/15/12	1,160	1,206
Midland Funding II		11.750%	7/23/05	1,127	1,192
Qwest Capital Funding, Inc.		7.000%	8/3/09	936	821
River Rock Entertainment		9.750%	11/1/11	750	810	A
Sensus Metering Systems Incorporated		8.625%	12/15/13	759	752	A
Toll Corp.		8.000%	5/1/09	360	375
Transdigm Funding Corp.		8.375%	7/15/11	980	1,039
UCAR Finance Inc.		10.250%	2/15/12	1,251	1,458
WII Components Inc.		10.000%	2/15/12	740	762	A

					10,454

Storage Facilities	0.5%
Mobile Mini, Inc.		9.500%	7/1/13	837	912

Telecommunications	4.4%
Cincinnati Bell Inc.		7.250%	7/15/13	667	674
Crown Castle International Corp.		10.750%	8/1/11	370	414
EchoStar DBS Corporation		4.405%	10/1/08	790	821	A,F
EchoStar DBS Corporation		9.125%	1/15/09	229	259
Insight Communications		10.500%	11/1/10	790	849	A
MCI Communications Corporation		6.500%	4/15/10	990	787	D

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Telecommunications—Continued
PanAmSat Corporation		6.375%	1/15/08	$317	$330
PanAmSat Corporation		8.500%	2/1/12	894	934
Qwest Corporation		9.125%	3/15/12	1,060	1,203	A
Qwest Services Corporation		13.500%	12/15/10	1,740	2,023	A

					8,294

Telecommunications (Cellular/Wireless)	2.2%
Centennial Communications Corporation		8.125%	2/1/14	1,140	1,052	A
Nextel Communications, Inc.		5.250%	1/15/10	843	847	G
Nextel Communications, Inc.		7.375%	8/1/15	765	828
Rural Cellular Corporation		8.250%	3/15/12	580	593	A
SBA Communications Corporation		0.000%	12/15/11	1,210	850	A,B

					4,170

Telecommunications Equipment	0.4%
Avaya Inc.		11.125%	4/1/09	665	793

Transportation	1.5%
Continental Airlines, Inc.		7.373%	12/15/15	896	787
Delta Air Lines, Inc.		7.900%	12/15/09	880	581
Kansas City Southern Railway		9.500%	10/1/08	1,339	1,486

					2,854

Water Utilities	0.4%
National Waterworks, Inc.		10.500%	12/1/12	615	695

Total Corporate Bonds and Notes (Identified Cost—$144,922)					151,282

Yankee BondsH	7.4%

Building Materials	0.5%
North American Energy Partners		8.750%	12/1/11	890	890	A

Chemicals	0.8%
Rhodia SA		7.625%	6/1/10	440	405	A
Rhodia SA		8.875%	6/1/11	1,243	1,038	A

					1,443

Foreign Governments	0.5%
Federative Republic of Brazil		14.500%	10/15/09	800	1,020

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Forestry	0.3%
Tembec Industries, Inc.		8.500%	2/1/11	$580	$580

Manufacturing (Diversified)	0.6%
Tyco International Group SA		6.375%	10/15/11	225	246
Tyco International Group SA		7.000%	6/15/28	316	337
Tyco International Group SA		6.875%	1/15/29	587	616

					1,199

Media	0.7%
Alliance Atlantis Communications Inc.		13.000%	12/15/09	353	396
Vivendi Universal S.A.		9.250%	4/15/10	812	970

					1,366

Paper and Forest Products	0.4%
Abitibi-Consolidated Inc.		8.500%	8/1/29	553	543
Abitibi-Consolidated Inc.		8.850%	8/1/30	142	144

					687

Publishing	0.3%
Sun Media Corporation		7.625%	2/15/13	452	492

Services	0.4%
Compagnie Generale de Geophysique SA		10.625%	11/15/07	704	760

Special Purpose	1.7%
Calpine Canada Energy Finance		8.500%	5/1/08	569	421
Eircom Funding		8.250%	8/15/13	750	836
Gemstone Investors Limited		7.710%	10/31/04	750	748	A
MDP Acquisitions PLC		9.625%	10/1/12	628	710
Yell Finance BV		10.750%	8/1/11	371	434

					3,149

Telecommunications (Cellular/Wireless)	0.3%
Rogers Wireless Communications Inc.		9.625%	5/1/11	516	631

Transportation	0.9%
OMI Corporation		7.625%	12/1/13	310	322
Teekay Shipping Corporation		8.875%	7/15/11	1,195	1,388

					1,710

Total Yankee Bonds (Identified Cost—$13,182)					13,927

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Common Stocks	0.1%

Engineering and Construction	0.1%
Washington Group International, Inc.				5	shs	$191	I

Total Common Stocks (Identified Cost—$51)						191

Preferred Stocks	0.7%

Cable	0.1%
Cablevision Systems New York Group				1		87

Industrial Conglomerates	N.M.
High Voltage Engineering Corporation				0.2		3	J

Media	0.4%
Paxson Communications Corporation				0.1		867	J

Telecommunications (Cellular/Wireless)	0.2%
Rural Cellular Corporation				3		286	F,J

Total Preferred Stocks (Identified Cost—$1,340)						1,243

Warrants	0.1%
American Tower Corporation				1	wts	105	A,I
Horizon PCS, Inc.				1		0	A,I
Next Generation Network, Inc.				3		0	I
Washington Group International, Series A				3		31	I
Washington Group International, Series B				4		27	I
Washington Group International, Series C				2		15	I

Total Warrants (Identified Cost—$75)						178

Total Long-Term Securities (Identified Cost—$159,570)						166,821

Short-Term Securities	0.9%

U.S. Government and Agency Obligations	0.1%
Federal Farm Credit Bank		0.000%	4/5/04	$10		10	C
Freddie Mac		0.000%	4/6/04	110		110	C
Freddie Mac		0.000%	4/6/04	90		90	C

						210

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements	0.8%
Deutsche Bank AG 1.04%, dated 3/31/04, to be repurchased at $1,423 on 4/1/04 (Collateral: $1,348 Fannie Mae notes, 4.375%, due 10/15/06, value $1,479)		$1,423	$1,423

Total Short-Term Securities (Identified Cost—$1,633)			1,633

Total Investments (Identified Cost—$161,203)	88.9%		168,454
Other Assets Less Liabilities	11.1%		21,004

Net assets consist of:
Accumulated paid-in capital applicable to 18,424 Institutional Class shares outstanding		$183,783
Under/(Over) distributed net investment income		2,608
Accumulated net realized gain/(loss) on investments		(4,184)
Unrealized appreciation/(depreciation) of investments		7,251

Net assets	100.0%		$189,458

Net asset value per share:
Institutional Class			$10.28

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 25.1% of net assets.
B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Bond is in default at March 31, 2004.
E	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.
F	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of March 31, 2004.
G	Convertible security – Security may be converted into the issuer’s common stock.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Non-income producing.
J	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
N.M.—Not	meaningful.

See notes to financial statements.

STATEMENT OF NET ASSETS

March 31, 2004

(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARESA	VALUE

Long-Term Securities	85.3%

British Sterling	2.4%

Corporate Bonds and Notes	0.8%
Halifax plc		6.375%	4/3/08	200	$384
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	372

					756

Government Obligations	1.6%
United Kingdom Treasury Stock		5.000%	3/7/12	840	1,575

Total British Sterling					2,331

Danish Krone	5.2%

Corporate Bonds and Notes	0.5%
Realkredit Danmark A/S		5.000%	10/1/35	2,870	469

Government Obligations	4.7%
Kingdom of Denmark		5.000%	11/15/13	26,000	4,592

Total Danish Krone					5,061

Euro	68.1%

Corporate Bonds and Notes	9.3%
Bank Nederlandse Gemeenten NV		5.625%	10/25/10	1,850	2,548
Bank of Scotland		5.125%	12/5/13	545	718
Caisse de Refinancement l’ Habitat		4.200%	4/25/11	2,000	2,529
CAM International		5.750%	4/3/12	400	530
KFW Group		5.250%	1/4/10	1,800	2,432
ING Verzekeringen NV		6.250%	6/21/21	190	260

					9,017

Annual Report to Shareholders

STATEMENT OF NET ASSETS—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARESA	VALUE

Euro—Continued

U.S. Government and Agency Obligations	1.3%
Freddie Mac		5.750%	9/15/10	900	$1,240

Government Obligations	57.5%
Federal Republic of Germany		5.000%	2/17/06	9,500	12,281
Federal Republic of Germany		4.250%	1/4/14	4,400	5,538
Federal Republic of Germany		5.500%	1/4/31	3,350	4,575
Finland Republic		5.375%	7/4/13	3,250	4,445
French Republic		5.750%	10/25/32	2,600	3,674
Hellenic Republic		6.500%	10/22/19	2,600	3,877
Kingdom of Spain		5.750%	7/30/32	2,600	3,673
Kingdom of the Netherlands		5.500%	1/15/28	2,950	4,024
Republic of Austria		3.800%	10/20/13	3,650	4,432
Republic of Italy		2.750%	2/1/06	7,510	9,319

					55,838

Total Euro					66,095

Swedish Krona	9.6%

Corporate Bonds and Notes	2.6%
AB Spintab		5.750%	6/15/05	18,000	2,479

Government Obligations	7.0%
Kingdom of Sweden		5.500%	10/8/12	25,000	3,640
Statens Bostadsfinansier		5.500%	3/15/06	22,900	3,187

					6,827

Total Swedish Krona					9,306

Total Long-Term Securities (Identified Cost—$70,712)					82,793

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARESA		VALUE

Short-Term Securities	7.9%

Options PurchasedB	1.0%
Euribor Futures Call, June 2004, Strike Price EUR 96.00				140	C	$914

Repurchase Agreements	6.9%
Deutsche Bank AG 1.04%, dated 3/31/04, to be repurchased at $3,700 on 4/1/04 (Collateral: $3,517 Freddie Mac notes, 5.25%, due 1/15/06, value $3,814)				$3,700		3,700
Lehman Brothers, Inc. 1.03%, dated 3/31/04, to be repurchased at $3,013 on 4/1/04 (Collateral: $2,960 Federal Home Loan Bank bonds, 6.10%, due 12/3/18, value $3,132)				3,013		3,013

						6,713

Total Short-Term Securities (Identified Cost—$7,212)						7,627

Total Investments (Identified Cost—$77,924)	93.2%					90,420
Other Assets Less Liabilities	6.8%					6,607

Net assets consist of:
Accumulated paid-in capital applicable to 9,225 Institutional Class shares outstanding				$93,990
Under/(Over) distributed net investment income				(10,604)
Accumulated net realized gain/(loss) on investments, options, futures and currency transactions				137
Unrealized appreciation/(depreciation) of investments, options, futures and currency translations				13,504

Net assets	100.0%					$97,027

Net asset value per share:
Institutional Class						$10.52

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Options are described in more detail in the notes to financial statements.
C	Represents actual number of contracts.

See notes to financial statements.

Annual Report to Shareholders

STATEMENTS OF OPERATIONS

(Amounts in Thousands)

	YEAR ENDED MARCH 31, 2004
	WESTERN ASSET LIMITED DURATION BOND PORTFOLIOA	WESTERN ASSET INTERMEDIATE BOND PORTFOLIO	WESTERN ASSET CORE BOND PORTFOLIO	WESTERN ASSET CORE PLUS BOND PORTFOLIO	WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO	WESTERN ASSET HIGH YIELD PORTFOLIO	WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

Investment Income:
Interest	$258	$24,671	$73,039	$98,011	$12,350	$13,418	$2,842
Dividends	—	399	1,760	300	—	237	—

Total income	258	25,070	74,799	98,311	12,350	13,655	2,842

Expenses:
Advisory fee	46	2,240	7,804	10,218	685	883	281
Distribution and service fees:
Financial Intermediary Class	N/A	N/A	245	7	N/A	N/A	N/A
Audit and legal fees	7	66	142	180	39	36	32
Custodian fees	24	216	657	970	111	120	141
Directors’ fees and expenses	1	30	117	97	20	8	3
Registration fees	3	24	197	227	13	5	23
Reports to shareholders	1	16	45	52	5	5	3
Transfer agent and shareholder servicing expense:
Institutional Class	5	46	87	94	24	19	14
Financial Intermediary Class	N/A	N/A	19	—	N/A	N/A	N/A
Other expenses	1	15	61	90	33	5	4

	88	2,653	9,374	11,935	930	1,081	501
Less fees waived	(36)	(133)	(7)	(854)	(74)	(156)	(157)

Total expenses, net of waivers	52	2,520	9,367	11,081	856	925	344

Net Investment Income	206	22,550	65,432	87,230	11,494	12,730	2,498

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(6)	14,552	36,582	54,846	23,617	6,041	1,398
Options	—	1,941	11,025	10,926	189	—	(792)
Futures	—	281	9,958	7,793	(743)	—	1,003
Foreign currency transactions	N/A	N/A	N/A	(10,025)	64	—	(4,162)
Swaps	—	163	(1,799)	(1,964)	—	—	—

	(6)	16,937	55,766	61,576	23,127	6,041	(2,553)

Change in unrealized gain/(loss) on:
Investments	250	2,068	18,124	64,580	(2,557)	7,912	5,459
Assets and liabilities denominated in foreign currency	N/A	N/A	N/A	2,537	1	—	(31)

	250	2,068	18,124	67,117	(2,556)	7,912	5,428

Net Realized and Unrealized Gain/(Loss) on Investments	244	19,005	73,890	128,693	20,571	13,953	2,875

Change in Net Assets Resulting From Operations	$450	$41,555	$139,322	$215,923	$32,065	$26,683	$5,373

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
N/A—Not	applicable.

See notes to financial statements.

[This Page Intentionally Left Blank]

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

	WESTERN ASSET LIMITED DURATION BOND PORTFOLIO	WESTERN ASSET INTERMEDIATE BOND PORTFOLIO
	PERIOD ENDED	YEARS ENDED
	3/31/04A	3/31/04	3/31/03

Change in Net Assets:
Net investment income	$206	$22,550	$29,740

Net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	(6)	16,937	20,637

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	250	2,068	15,410

Change in net assets resulting from operations	450	41,555	65,787

Distributions to Shareholders:
From net investment income:
Institutional Class	(206)	(22,411)	(29,740)
Financial Intermediary Class	N/A	N/A	N/A

From net realized gain on investments:
Institutional Class	—	(13,489)	(5,142)
Financial Intermediary Class	N/A	N/A	N/A

Change in net assets from
Fund share transactions:
Institutional Class	25,938	41,700	(119,227)
Financial Intermediary Class	N/A	N/A	N/A

Change in net assets	26,182	47,355	(88,322)

Net Assets:
Beginning of year	—	539,874	628,196

End of year	$26,182	$587,229	$539,874

Under/(over) distributed net investment income	$—	$82	$(34)

A For the period October 1, 2003 (commencement of operations) to March 31, 2004.

N/A—Not applicable.

See notes to financial statements.

WESTERN ASSET CORE BOND PORTFOLIO		WESTERN ASSET CORE PLUS BOND PORTFOLIO		WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO		WESTERN ASSET HIGH YIELD PORTFOLIO		WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO
YEARS ENDED		YEARS ENDED		YEARS ENDED		YEARS ENDED		YEARS ENDED
3/31/04	3/31/03	3/31/04	3/31/03	3/31/04	3/31/03	3/31/04	3/31/03	3/31/04	3/31/03

$65,432	$58,408	$87,230	$68,200	$11,494	$11,989	$12,730	$14,773	$2,498	$2,518

55,766	22,203	61,576	19,480	23,127	5,240	6,041	(9,702)	(2,553)	(3,008)

18,124	45,929	67,117	65,746	(2,556)	21,652	7,912	(2,170)	5,428	9,840

139,322	126,540	215,923	153,426	32,065	38,881	26,683	2,901	5,373	9,350

(65,545)	(57,541)	(95,872)	(68,241)	(11,494)	(11,989)	(15,028)	(14,132)	(5,476)	(636)
(3,395)	(866)	(107)	(15)	N/A	N/A	N/A	N/A	N/A	N/A

(23,668)	(8,232)	(43,348)	(12,750)	(12,824)	(3,799)	—	—	(1,794)	—
(1,371)	(30)	(45)	(3)	N/A	N/A	N/A	N/A	N/A	N/A

743,572	370,610	1,343,566	802,545	48,326	56,578	27,866	8,439	39,898	2,825
40,360	75,641	6,585	118	N/A	N/A	N/A	N/A	N/A	N/A

829,275	506,122	1,426,702	875,080	56,073	79,671	39,521	(2,792)	38,001	11,539

1,479,551	973,429	1,866,988	991,908	290,306	210,635	149,937	152,729	59,026	47,487

$2,308,826	$1,479,551	$3,293,690	$1,866,988	$346,379	$290,306	$189,458	$149,937	$97,027	$59,026

$(566)	$755	$(15,992)	$(5,860)	$64	$—	$2,608	$4,906	$(10,604)	$(3,673)

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS

Western Asset Limited Duration Bond Portfolio
—Institutional Class
Period Ended March 31, 2004A	$10.00	$.08B	$.09		$.17

Western Asset Intermediate Bond Portfolio
—Institutional Class
Years Ended March 31,
2004	$10.92	$.44E	$.36		$.80
2003	10.39	.53	.62		1.15
2002	10.65	.57E	(.13)		.44
2001	10.09	.68E	.56		1.24
2000	10.62	.63E	(.38)		.25
—Financial Intermediary Class
Period Ended November 30, 1999F	$10.61	$.41G	$(.33)		$.08

Western Asset Core Bond Portfolio
—Institutional Class
Years Ended March 31,
2004	$11.57	$.41	$.45		$.86
2003	11.01	.55	.65		1.20
2002	11.09	.62H	.05		.67
2001	10.39	.73H	.70		1.43
2000	11.01	.67H	(.46)		.21
—Financial Intermediary Class
Years Ended March 31,
2004	$11.57	$.40I	$.43		$.83
2003	11.02	.53	.63		1.16
2002	11.10	.59I	.06		.65
2001	10.40	.70I	.70		1.40
2000J	10.69	.45I	(.25)		.20

Western Asset Core Plus Bond Portfolio
—Institutional Class
Years Ended March 31,
2004	$10.40	$.37K	$.55		$.92
2003	9.88	.51K	.62		1.13
2002	10.07	.56K,L	.06L		.62
2001	9.48	.66K	.59		1.25
2000	9.97	.55K	(.37)		.18
—Financial Intermediary Class
Years Ended March 31,
2004	$10.40	$.36M	$.54		$.90
2003	9.87	.48M	.63		1.11
2002N	10.04	.11L,M	(.17	)L	(.06)

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF YEAR	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF YEAR (IN THOUSANDS)

$(.08)	$—	$(.08)	$10.09	1.69	%C	.40	%B,D	1.6	%B,D	125.5	%C	$26,182

$(.44)	$(.27)	$(.71)	$11.01	7.58%		.45	%E	4.0	%E	255.1%		$587,229
(.53)	(.09)	(.62)	10.92	11.37%		.45%		5.0%		238.5%		539,874
(.57)	(.13)	(.70)	10.39	4.20%		.45	%E	5.3	%E	274.8%		628,196
(.68)	—	(.68)	10.65	12.79%		.45	%E	6.6	%E	328.4%		457,822
(.78)	—	(.78)	10.09	2.49%		.45	%E	6.3	%E	440.8%		376,056

$(.43)	$—	$(.43)	$10.26	.81	%C	.70	%D,G	5.9	%D,G	440.8%		$—

$(.44)	$(.18)	$(.62)	$11.81	7.64%		.49%		3.5%		464.6%		$2,187,219
(.55)	(.09)	(.64)	11.57	11.19%		.49%		4.9%		438.6%		1,400,431
(.62)	(.13)	(.75)	11.01	6.14%		.50	%H	5.6	%H	595.2%		971,544
(.73)	—	(.73)	11.09	14.37%		.50	%H	6.8	%H	387.2%		826,459
(.80)	(.03)	(.83)	10.39	1.99%		.50	%H	6.3	%H	260.4%		649,038

$(.41)	$(.18)	$(.59)	$11.81	7.36%		.75	%I	3.3	%I	464.6%		$121,607
(.52)	(.09)	(.61)	11.57	10.80%		.75%		4.1%		438.6%		79,120
(.60)	(.13)	(.73)	11.02	5.88%		.75	%I	5.3	%I	595.2%		1,885
(.70)	—	(.70)	11.10	13.96%		.75	%I	6.6	%I	387.2%		1,883
(.49)	—	(.49)	10.40	1.97	%C	.75	%D,I	6.2	%D,I	260.4%		1,456

$(.41)	$(.20)	$(.61)	$10.71	9.12%		.45	%K	3.6	%K	463.8%		$3,286,650
(.51)	(.10)	(.61)	10.40	11.78%		.45	%K	5.0	%K	422.6%		1,866,619
(.54)	(.27)	(.81)	9.88	6.34%		.45	%K	5.3	%K	590.7%		991,673
(.66)	—	(.66)	10.07	13.73%		.46	%K	6.8	%K	432.8%		444,451
(.67)	—	(.67)	9.48	1.95%		.50	%K	6.2	%K	315.9%		215,184

$(.39)	$(.20)	$(.59)	$10.71	8.82%		.70	%M	3.2	%M	463.8%		$7,040
(.48)	(.10)	(.58)	10.40	11.57%		.70	%M	4.8	%M	422.6%		369
(.11)	—	(.11)	9.87	(.57	)%C	.70	%D,M	5.3	%D,M	590.7%		235

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME	NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS	TOTAL FROM INVESTMENT OPERATIONS

Western Asset Inflation Indexed Plus Bond Portfolio
—Institutional Class
Years Ended March 31,
2004	$10.96	$.37O	$.71	$1.08
2003	9.92	.51O	1.19	1.70
2002	9.98	.41O	.01	.42
2001P	10.00	.08O	(.02)	.06

Western Asset High Yield Portfolio
—Institutional Class
Years Ended March 31,
2004	$9.56	$.78Q	$.89	$1.67
2003	10.36	.96Q	(.82)	.14
2002R	10.00	.53Q	.07	.60

Western Asset Non-U.S. Opportunity Bond Portfolio
—Institutional Class
Years Ended March 31,
2004	$10.91	$.97S	$(.01)	$.96
2003	9.25	.25S	1.52	1.77
2002	9.25	—L,S	.46L	.46
2001	9.59	.59S	(.05)	.54
2000	10.21	.49S	(.47)	.02

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
B	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.40%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the period October 1, 2003 (commencement of operations) to March 31, 2004, 0.68%.
C	Not annualized.
D	Annualized.
E	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been: for the years ended March 31, 2004, 0.47%; 2002, 0.47%; 2001, 0.47%; and 2000, 0.48%.
F	Liquidation of Financial Intermediary Class shares.
G	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%.
H	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; and 2000, 0.51%.
I	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.76% ; 2002, 0.77%; and 2001, 0.78%. For the period July 22, 1999 (commencement of operations) to March 31, 2000, the annualized ratio of expenses to average net assets would have been 0.76%.
J	For the period July 22, 1999 (commencement of operations) to March 31, 2000.
K	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.48%; 2003, 0.50%; 2002, 0.54%; 2001, 0.57%; and 2000, 0.65%.
L	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF YEAR	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF YEAR (IN THOUSANDS)

$(.37)	$(.43)	$(.80)	$11.24	10.33%		.25	%O	3.4	%O	281.8%		$346,379
(.51)	(.15)	(.66)	10.96	17.62%		.25	%O	4.8	%O	75.4%		290,306
(.41)	(.07)	(.48)	9.92	4.28%		.25	%O	5.0	%O	79.5%		210,635
(.08)	—	(.08)	9.98	.55	%C	.25	%D,O	8.9	%D,O	—		11,978

$(.95)	$—	$(.95)	$10.28	18.27%		.58	%Q	7.9	%Q	116.0%		$189,458
(.94)	—	(.94)	9.56	2.22%		.55	%Q	10.2	%Q	110.1%		149,937
(.24)	—	(.24)	10.36	6.02	%C	.55	%D,Q	10.4	%D,Q	51.8	%C	152,729

$(1.01)	$(.34)	$(1.35)	$10.52	9.06%		.55	%S	4.0	%S	42.8%		$97,027
(.11)	—	(.11)	10.91	19.26%		.55	%S	4.4	%S	187.5%		59,026
(.46)	—	(.46)	9.25	5.21%		.55	%S	4.5	%S	307.6%		47,487
(.88)	—	(.88)	9.25	6.31%		.55	%S	5.6	%S	263.4%		93,385
(.50)	(.14)	(.64)	9.59	.57%		.55	%S	4.9	%S	347.1%		62,526

M	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.73% and 2003, 0.75%. For the period January 8, 2002 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
N	For the period January 8, 2002 (commencement of operations) to March 31, 2002.
O	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.27%; 2003, 0.27%; and 2002, 0.67%. For the period March 1, 2001 (commencement of operations) to March 31, 2001, the annualized ratio of expenses to average net assets would have been 2.03%.
P	For the period March 1, 2001 (commencement of operations) to March 31, 2001.
Q	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55% to December 31, 2003, and 0.65% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.67% and 2003, 0.67%. For the period September 28, 2001 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
R	For the period September 28, 2001 (commencement of operations) to March 31, 2002.
S	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.80%; 2003, 0.82%; 2002, 0.82%; 2001, 0.85; and 2000, 0.83%.

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Limited Duration Bond Portfolio (“Limited Duration”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset High Yield Portfolio (“High Yield”), and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class shares of Limited Duration, Inflation Indexed, High Yield, and Non-U.S. are not active. All outstanding Financial Intermediary Class shares of Intermediate were redeemed on November 30, 1999. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds’ Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At March 31, 2004, receivables for securities sold and payables for securities purchased for each Fund were:

	Receivable for Securities Sold	Payable for Securities Purchased
Limited Duration	$—	$1,264
Intermediate	3,137	8,016
Core	192,896	770,640
Core Plus	428,265	1,346,821
Inflation Indexed	5,260	50,580
High Yield	3,394	3,337
Non-U.S.	155	722

For the year ended March 31, 2004, investment transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Limited Duration	$33,051	$22,346	$27,919	$2,998
Intermediate	1,123,998	298,197	1,082,187	241,644
Core	8,974,239	696,348	8,159,608	401,555
Core Plus	11,102,457	1,608,314	10,079,170	1,361,228
Inflation Indexed	897,465	70,611	989,624	19,319
High Yield	—	196,431	—	180,355
Non-U.S.	—	49,247	—	23,610

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gains distributions, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December to the extent necessary. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 2004, accrued dividends payable were as follows: Limited Duration, $0; Intermediate, $58; Core, $364; Core Plus, $1,289; Inflation Indexed, $62; High Yield, $0; and Non-U.S., $0. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the years ended March 31, 2003 and 2004, were characterized as follows for tax purposes:

	Limited Duration	Intermediate		Core
	2004	2004	2003	2004	2003
Ordinary income	$206	$29,826	$31,385	$89,254	$60,987
Long-term capital gains	—	6,074	3,497	4,725	5,682

Total distributions	$206	$35,900	$34,882	$93,979	$66,669

	Core Plus		Inflation Indexed		High Yield
	2004	2003	2004	2003	2004	2003
Ordinary income	$117,629	$74,122	$15,526	$15,685	$15,028	$14,132
Long-term capital gains	21,743	6,887	8,792	103	—	—

Total distributions	$139,372	$81,009	$24,318	$15,788	$15,028	$14,132

	Non-U.S.
	2004	2003
Ordinary income	$5,862	$636
Long-term capital gains	1,408	—

Total distributions	$7,270	$636

Pursuant to federal income tax regulations applicable to investment companies, each Fund has elected to treat net capital losses realized between November 1 and March 31 of each year (“post-October loss”) as occurring on the first day of the following tax year. For the year ended March 31, 2004, realized capital losses reflected in the accompanying financial statements, as shown in the accompanying table below, will not be recognized for federal income tax purposes until the fiscal year ending March 31, 2005.

The tax basis components of net assets at March 31, 2004, were:

	Limited Duration	Intermediate	Core	Core Plus	Inflation Indexed	High Yield	Non-U.S.
Unrealized appreciation	$275	$17,198	$68,653	$125,190	$17,411	$10,451	$7,513
Unrealized depreciation	(25)	(3,881)	(20,679)	(28,098)	(1,626)	(3,015)	(1,103)

Net unrealized appreciation/ (depreciation)	250	13,317	47,974	97,092	15,785	7,436	6,410
Undistributed net investment income	—	9,166	27,733	41,010	6,296	2,317	2,029
Undistributed long-term capital gains	—	6,295	24,032	6,156	6,549	—	—
Capital loss carryforwards	(6)	—	—	—	—	(4,078)	—
Post-October loss push and other loss deferrals	—	—	—	(1,132)	—	—	(5,402)
Paid-in capital	25,938	558,451	2,209,087	3,150,564	317,749	183,783	93,990

Net assets	$26,182	$587,229	$2,308,826	$3,293,690	$346,379	$189,458	$97,027

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2004, Limited Duration and High Yield had capital loss carryforwards of $6 (expiring in 2012) and $4,078 (expiring in 2011), respectively. There were no capital loss carryforwards for any of the other Funds.

For financial reporting purposes, capital accounts and distributions to shareholders may be adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2004, the Funds recorded the following permanent reclassifications, which relate primarily to reclassifications of gains/losses on paydown securities, swap transactions, and/or currency transactions. Results of operations and net assets were not affected by these reclassifications.

	Intermediate	Core	Core Plus	Inflation Indexed	Non-U.S.
Undistributed net investment income	$(23)	$2,186	$(1,384)	$64	$(3,953)
Accumulated realized gain/(loss)	23	(2,310)	1,616	(64)	3,953
Paid-in capital	—	124	(232)	—	—

At March 31, 2004, the cost of investments for federal income tax purposes was as follows:

Limited Duration	$26,990
Intermediate	723,804
Core	3,418,735
Core Plus	4,710,829
Inflation Indexed	461,065
High Yield	161,018
Non-U.S.	78,967

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, Limited Duration, Core Plus, Inflation Indexed High Yield, and Non-U.S. may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At March 31, 2004, open forward currency exchange contracts were as follows:

Core Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
05/11/2004	CAD	270	USD	206	$—
05/11/2004	USD	39,272	CAD	51,481	28
05/11/2004	USD	97,755	EUR	77,679	2,373
05/11/2004	USD	2,232	SEK	16,203	88

					$2,489

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Non-U.S.

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
05/11/2004	CAD	10,545	USD	8,031	$8
05/11/2004	DKK	46	USD	8	—
05/11/2004	USD	1,621	DKK	9,740	15
05/11/2004	EUR	2,846	NOK	24,541	(80)
05/11/2004	EUR	4,964	USD	6,211	(116)
05/11/2004	NOK	20,438	EUR	2,372	65
05/11/2004	USD	67,293	EUR	54,135	821
05/11/2004	NOK	14,792	USD	2,160	(6)
05/11/2004	USD	1,901	NOK	13,030	4
05/11/2004	GBP	550	USD	998	10
05/11/2004	USD	3,507	GBP	1,933	(37)
05/11/2004	USD	9,469	SEK	68,733	374

					$1,058

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

A	Definitions of currency abbreviations:

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

NOK—Norwegian krone

SEK—Swedish krona

USD—United States dollar

Written option:	Impact on the Fund:
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Activity in written call and put options during the year ended March 31, 2004, was as follows:

	Calls		Puts
Intermediate	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2003	—	$—	—	$—
Options written	3,270	2,888	17,503,329	2,903
Options closed	(2,435)	(1,860)	(4,102,772)	(2,167)
Options expired	—	—	—	—
Options exercised	(83)	(37)	—	—

Options outstanding at March 31, 2004	752	$991	13,400,557	$736

	Calls		Puts
Core	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2003	31,583,587	$2,821	2,795	$2,265
Options written	30,327,640	21,307	105,227,116	20,919
Options closed	(17,487)	(13,707)	(12,510,371)	(10,000)
Options expired	(6,540)	(4,508)	(10,594)	(5,755)
Options exercised	(31,584,380)	(2,951)	(2,120)	(959)

Options outstanding at March 31, 2004	30,302,820	$2,962	92,706,826	$6,470

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

	Calls		Puts
Core Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2003	39,124,247	$3,365	3,426	$2,822
Options written	39,335,672	27,829	146,528,486	23,683
Options closed	(23,385)	(18,238)	(16,817,722)	(15,657)
Options expired	(39,126,270)	(4,475)	(7,466)	(4,481)
Options exercised	(6,730)	(4,678)	(1,663)	(850)

Options outstanding at March 31, 2004	39,303,534	$3,803	129,705,061	$5,517

	Calls		Puts
Inflation Indexed	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2003	86	$89	40	$21
Options written	4,602,449	1,766	25,601,615	1,162
Options closed	(1,587)	(1,126)	(1,264)	(778)
Options expired	(139)	(80)	—	—
Options exercised	(526)	(344)	(4)	(2)

Options outstanding at March 31, 2004	4,600,283	$305	25,600,387	$403

	Calls		Puts
Non-U.S.	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2003	—	$—	—	$—
Options written	—	—	333	280
Options closed	—	—	—	—
Options expired	—	—	(333)	(280)
Options exercised	—	—	—	—

Options outstanding at March 31, 2004	—	$—	—	$—

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Core Plus and Inflation Indexed, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at March 31, 2004 are listed at the end of each Fund’s statement of net assets.

Swap Agreements

The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default, interest rate, and total return swap contracts (denoted in the table below by a superscript 1, 2 or 3 respectively). Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount. Total Return swap contracts involve the exchange of commitments to pay and receive interest based on the total return of an index over a specified period.

The following is a summary of open swap contracts outstanding at March 31, 2004.

Intermediate:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeA	3.00% Quarterly	$2,200	$(128)

J.P. Morgan Chase & Co. (Telecom Italia SPA, 6.25%, due 2/1/12)[1]	March 20, 2009	Specified amount upon credit event noticeA	1.00% Quarterly	3,010	43

					$(85)

Core:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Target Corporation, 5.875%, due 3/1/12)[1]	July 20, 2004	Specified amount upon credit event noticeB	0.15% Quarterly	$7,280	$(4)

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	3,340	(129)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	9,740	40

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	3,970	(17)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	3,810	(16)

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	7,400	(31)

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	$12,500	$(52)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeC	7,400	97

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	3,850	(16)

Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	Specified amount upon credit event noticeB	1.15% Quarterly	25,000	46

Credit Suisse First Boston USA (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	25,000	(46)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	September 20, 2009	Specified amount upon credit event noticeB	1.15% Quarterly	25,000	46

The Goldman Sachs Group, Inc.[2]	December 8, 2013	4.78714% Quarterly	3-month LIBORD	33,400	(1,659)

Lehman Brothers Holdings Inc.[2]	December 8, 2013	4.7935% Semi-annually	3-month LIBORD	38,800	(1,927)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2014	1.35% Quarterly	Specified amount upon credit event noticeC	12,500	(2)

Deutsche Bank AG (iBoxx IG 2)[1]	September 20, 2014	0.80% Quarterly	Specified amount upon credit event noticeC	7,400	(12)

Deutsche Bank AG2	November 18, 2033	5.38413% Semi-annually	3-month LIBORD	24,000	(1,095)

J.P. Morgan Chase & Co.[2]	November 26, 2033	5.34252% Semi-annually	3-month LIBORD	26,500	(1,036)

Deutsche Bank AG2	December 8, 2033	5.4765% Semi-annually	3-month LIBORD	23,300	(1,401)

J.P. Morgan Chase & Co.[2]	January 15, 2034	5.29678% Semi-annually	3-month LIBORD	15,300	(489)

					$(7,703)

Core Plus:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (Verizon Global Funding Corp., 0%, due 5/15/21)[1]	June 15, 2004	Specified amount upon credit event noticeB	0.75% Quarterly	$2,500	$2

Deutsche Bank AG (Target Corporation, 5.875%, due 3/1/12)[1]	July 20, 2004	Specified amount upon credit event noticeB	0.15% Quarterly	9,230	(6)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol)[3]	August 2, 2004	Monthly total return of the Lehman U.S. High Yield Index, Monthly	3-month LIBORD minus 30 basis pointsE Monthly	9,800	—

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeA	2.95% Quarterly	2,250	(205)

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeA	5.25% Quarterly	3,460	(134)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	13,760	57

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	10,800	(45)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	12,500	(52)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	5,450	(22)

Deutsche Bank AG (iBoxx Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	5,070	(21)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	50,000	208

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	4,890	(20)

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	March 20, 2009	Specified amount upon credit event noticeB	5.00% Quarterly	$10,000	$(9)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeB	4.25% Quarterly	10,000	(56)

Deutsche Bank AG (iBoxx 100 IG)[1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeC	3,710	21

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	9,500	(39)

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeB	5.00% Quarterly	5,000	(5)

Deutsche Bank AG (iBoxx 30 IG Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	14,880	(62)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	4.25% Quarterly	Specified amount upon credit event noticeC	1,900	11

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeC	6,450	84

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeC	13,860	(58)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeC	9,500	124

Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeC	9,000	118

Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeC	25,000	(46)

Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	Specified amount upon credit event noticeB	1.15% Quarterly	25,000	47

Deutsche Bank AG (iBoxx IG Hi-Vol 2)[1]	September 20, 2009	Specified amount upon credit event noticeB	1.15% Quarterly	25,000	46

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (iBoxx IG HY 2B)[1]	November 1, 2012	Specified amount upon credit event noticeB	4.30% Quarterly	$10,000	$(10)

The Goldman Sachs Group, Inc.[2]	December 8, 2013	4.78714% Semi-annually	3-month LIBORD	43,700	(2,171)

Lehman Brothers Holdings Inc.[2]	December 8, 2013	4.7935% Semi-annually	3-month LIBORD	50,800	(2,523)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2014	1.35% Quarterly	Specified amount upon credit event noticeC	12,500	(2)

Deutsche Bank AG (iBoxx 30 IG Hi-Vol)[1]	March 20, 2014	1.35% Quarterly	Specified amount upon credit event noticeC	8,530	(2)

Deutsche Bank AG (iBoxx IG 2)[1]	September 20, 2014	0.80% Quarterly	Specified amount upon credit event noticeC	24,500	(41)

Deutsche Bank AG2	November 18, 2033	5.38413% Semi-annually	3-month LIBORD	29,000	(1,324)

J.P. Morgan Chase & Co.[2]	November 26, 2033	5.34252% Semi-annually	3-month LIBORD	34,200	(1,337)

Deutsche Bank AG2	December 8, 2033	5.4765% Semi-annually	3-month LIBORD	30,600	(1,840)

J.P. Morgan Chase & Co.[2]	January 15, 2034	5.29678% Semi-annually	3-month LIBORD	20,400	(652)

					$(9,964)

Inflation Indexed:
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (Verizon Global Funding Corp., 0%, due 5/15/21)[1]	June 15, 2004	Specified amount upon credit event noticeB	0.75% Quarterly	$2,500	$3

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
D	London Interbank Offered Rate.
F	100 basis points = 1%

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

4. Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At March 31, 2004, the market value of securities on loan to broker-dealers was $146,623 for Intermediate, $581,767 for Core, $729,765 for Core Plus, and $85,650 for Inflation Indexed. Cash collateral received was $149,628 for Intermediate, $593,633 for Core, $744,654 for Core Plus, and $87,384 for Inflation Indexed.

5. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Limited Duration, Intermediate, Core, Core Plus, Inflation Indexed, and High Yield. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus and Inflation Indexed. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of each Fund’s average daily net assets. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

Fund	Asset Breakpoint	Management Fee	Expense Limitation	Management Fees Waived	Management Fees Payable
Limited Duration	All asset levels	0.350%	0.40%	$36	$—

Intermediate	All asset levels	0.400%	0.45%	133	190

Core
Institutional Class	Up to $500 million	0.450%	0.50%	—	764
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.75%	7	42
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Core Plus
Institutional Class	Up to $500 million	0.450%	0.45%	853	988
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.70%	1	2
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Inflation Indexed	All asset levels	0.200%	0.25%	74	46

High Yield	All asset levels	0.550%	0.65%	156	78

Non-U.S.	All asset levels	0.450%	0.55%	157	7

Legg Mason Wood Walker, Incorporated (“LMWW”), a member of the New York Stock Exchange, serves as distributor of the Funds’ shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At March 31, 2004, $25 was due to LMWW from Core and $1 from Core Plus.

LMFA, Western Asset, WAML and LMWW are wholly owned subsidiaries of Legg Mason, Inc.

6. Fund Share Transactions:

At March 31, 2004, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

	Sold		Reinvested		Repurchased		Net Change
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Limited Duration
—Institutional Class
Year Ended Mar. 31, 2004*	3,108	$31,078	17	$171	(530)	$(5,311)	2,595	$25,938

Intermediate
—Institutional Class
Year Ended Mar. 31, 2004	15,529	$168,930	3,173	$34,520	(14,808)	$(161,750)	3,894	$41,700
Year Ended Mar. 31, 2003	16,609	178,235	3,004	32,131	(30,621)	(329,593)	(11,008)	(119,227)

Core
—Institutional Class
Year Ended Mar. 31, 2004	102,574	$1,186,661	7,133	$82,880	(45,456)	$(525,969)	64,251	$743,572
Year Ended Mar. 31, 2003	63,347	715,929	5,789	64,840	(36,378)	(410,159)	32,758	370,610

—Financial Intermediary Class
Year Ended Mar. 31, 2004	6,137	$71,299	410	$4,766	(3,084)	$(35,705)	3,463	$40,360
Year Ended Mar. 31, 2003	7,268	82,500	79	903	(682)	(7,762)	6,665	75,641

Core Plus
—Institutional Class
Year Ended Mar. 31, 2004	149,832	$1,577,617	11,320	$118,968	(33,656)	$(353,019)	127,496	$1,343,566
Year Ended Mar. 31, 2003	95,998	972,861	6,485	65,336	(23,407)	(235,652)	79,076	802,545

—Financial Intermediary Class
Year Ended Mar. 31, 2004	669	$7,091	14	$153	(62)	$(659)	621	$6,585
Year Ended Mar. 31, 2003	11	110	2	17	(1)	(9)	12	118

Inflation Indexed
—Institutional Class
Year Ended Mar. 31, 2004	8,298	$91,034	2,059	$22,404	(6,028)	$(65,112)	4,329	$48,326
Year Ended Mar. 31, 2003	5,334	57,156	1,405	14,773	(1,490)	(15,351)	5,249	56,578

High Yield
—Institutional Class
Year Ended Mar. 31, 2004	17,347	$178,219	1,518	$15,029	(16,128)	$(165,382)	2,737	$27,866
Year Ended Mar. 31, 2003	1,438	12,957	1,564	14,132	(2,054)	(18,650)	948	8,439

Non-U.S.
—Institutional Class
Year Ended Mar. 31, 2004	3,740	$39,475	704	$7,271	(630)	$(6,848)	3,814	$39,898
Year Ended Mar. 31, 2003	3,383	34,089	64	636	(3,171)	(31,900)	276	2,825

*	For the period from October 1, 2003 (commencement of operations) to March 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio, and Western Asset Non-U.S. Opportunity Bond Portfolio:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Limited Duration Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset High Yield Portfolio and Western Asset Non-U.S. Opportunity Bond Portfolio (comprising Western Asset Funds, Inc., hereafter referred to as the “Funds”) at March 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

May 21, 2004

Annual Report to Shareholders

DIRECTORS AND OFFICERS

The table below provides information about each of the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Western Asset Management Company and its affiliates. The mailing address of each director and officer is 385 East Colorado Boulevard, Pasadena, California 91101.

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Independent Directors:

William G. McGagh Age 74	Chairman and Director	Since 1990	14	None	Consultant, McGagh Associates (corporate financial consulting), since 1989; Chairman of the Board of the John Tracy Clinic; Chairman of the Board of the Los Angeles Orthopedic Hospital. Formerly: Senior Vice President, Chief Financial Officer and Director of Northrup Grumman Corp. (defense, aerospace and cyberspace products).

Ronald J. Arnault Age 60	Director	Since 1997	14	None	Retired (1996) Executive Vice President, Chief Financial Officer and Director of Atlantic Richfield Company.

John E. Bryson Age 60	Director	Since 1998	14	The Boeing Company and the Walt Disney Company.	Chairman and CEO, Edison International (electric power generator, distributor and structured finance provider), since 1990; Chairman of Southern California Edison Company (1990-1999 and 2003-present); Chief Executive Officer of Southern California Edison Company (1990-1999).

Anita L. DeFrantz Age 51	Director	Since 1998	14	OBN Holdings Inc.	President, since 1987, and Director, since 1990, Amateur Athletic Foundation of Los Angeles; President and Director, Kids in Sports, since 1994; Vice President and Director, International Rowing Federation, since 1997. Member, International Olympic Committee (“IOC”), since 1986; Member, IOC Executive Board, 1992-2001; Member, U.S. Olympic Committee (“USOC”), since 1976; Member, USOC Executive Board, since 1977.

William E.B. Siart Age 57	Director	Since 1997	14	Sybron Dental Specialties, Inc.	Chairman, Walt Disney Concert Hall, Inc., since 1998; Chairman, since 2000, President and Chief Executive Officer (1998-2000), Excellent Education Development. Formerly: Chairman and Chief Executive Officer, First Interstate Bancorp.

Louis A. Simpson Age 67	Director	Since 1994	14	ResMed Inc.	President and CEO, Capital Operations of GEICO Corporation, since 1993. Formerly: President and Chief Executive Officer, Western Asset Management Company (1977-1979).

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Interested Directors:

Edward A. Taber III Age 59 100 Light Street Baltimore, MD 21203	Director	Since 1998	12	None	Senior Executive Vice President, Legg Mason, Inc.; Senior Executive Vice President of LMWW; Director of the manager, Legg Mason Capital Management, Inc., Western Asset, WAML, and Batterymarch Financial Management, Inc. Formerly: Director and Head of Taxable Fixed Income Division, T. Rowe Price Associates (1973-1992).

Executive Officers:D

James W. Hirschmann III Age 43	President	Since 1990	N/A	N/A	Director, President, and CEO, Western Asset, March 1999 to present; Director, WAML, 1999 to present; Member, Board of Directors of Medical Simulation Corporation; Member, Board of Trustees of Widener College; President, Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund. Formerly: Director of Marketing, Western Asset, April 1989 to 1998; Vice President of the Corporation (1990 to 1999); Vice President and Director of Marketing, Financial Trust Corporation (bank holding company), 1988 to 1989; Vice President of Marketing, Atalanta/ Sosnoff Capital (investment management company), 1986 to 1988.

Scott F. Grannis Age 54	Vice President	Since 1990	N/A	N/A	Chief Economist, Western Asset, 1989 to present; Vice President, Pacific American Income Shares, Inc. Formerly: Vice President, Leland O’Brien Rubinstein (investment advisory firm), 1986 to 1989; Senior Economist, Claremont Economics Institute, 1980 to 1986.

Ilene S. Harker Age 49	Vice President	Since 1990	N/A	N/A	Head of Enterprise Risk, Western Asset, 2003 to present; Vice President, Pacific American Income Shares, Inc., 1996 to present, and Western Asset Premier Bond Fund, 2001 to present. Formerly: Secretary of the Corporation and Secretary of Pacific American Income Shares, Inc., 1993 to 1996; Director of Compliance and Controls, Western Asset, 1978 to 2003.

Gavin L. James Age 41	Vice President	Since 2001	N/A	N/A	Director, Global Client Service and Marketing, Western Asset, 1998 to present. Formerly: Senior Portfolio Manager, J.P. Morgan Investment Management, 1990 to 1998.

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

S. Kenneth Leech Age 49	Vice President	Since 1990	N/A	N/A	Chief Investment Officer, Western Asset, 1998 to present; Vice President, Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund. Formerly: Director of Portfolio Management, Western Asset, 1990 to 1998; Senior Trader, Greenwich Capital, 1988 to 1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1980 to 1987; Portfolio Manager of National Bank of Detroit, 1977 to 1980.

Detlev S. Schlichter Age 38 155 Bishopsgate London, England EC2N3TY	Vice President	Since 2001	N/A	N/A	Portfolio Manager, WAML, 2001 to present. Formerly: Director of European Bond Team, Merrill Lynch Investment Managers (1998 to 2001); Vice President, J.P. Morgan & Co. (1990 to 1998).

Stephen A. Walsh Age 45	Vice President	Since 1994	N/A	N/A	Deputy Chief Investment Officer, Western Asset, 2000 to present. Formerly: Director of Portfolio Management, Western Asset, 1998 to 2000; Senior Portfolio Manager, Western Asset, 1991 to 2000; Portfolio Manager and Trader, Security Pacific Investment Managers, Inc. (investment management company), 1989 to 1991; Portfolio Manager of Atlantic Richfield Company, 1981 to 1988.

Susanne D. Wilson Age 41 100 Light Street Baltimore, MD 21203	Vice President	Since 1998	N/A	N/A	Vice President, LMWW, 1998 to present. Formerly: Manager of Legg Mason mutual fund operations, 1989 to 1998; Retirement Specialist, T. Rowe Price Associates, 1983 to 1989.

Marie K. Karpinski Age 55 100 Light Street Baltimore, MD 21203	Vice President and Treasurer	Since 1990	N/A	N/A	Vice President, LMWW, 1992 to present; Vice President and Treasurer of all Legg Mason retail funds (open-end investment companies), 1986 to present; Vice President and Treasurer of Legg Mason Charles Street Trust, Inc. (open-end investment company); Treasurer and Principal Financial and Accounting Officer of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund, 2001 to present, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, 2003 to present, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, 2004 to present. Formerly: Assistant Treasurer of Pacific American Income Shares, Inc., 1988 to 2001; Assistant Vice President, LMWW, 1989 to 1992.

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Lisa G. Mrozek Age 41	Secretary	Since 1999	N/A	N/A	Senior Compliance Officer, Western Asset; Secretary of Pacific American Income Shares, Inc. and Western Asset Premier Bond Fund; President of the Board of Directors of Dollars for Scholars; Member of the Board of Trustees of Scholarship America. Formerly: Assistant Vice President, Fund Business Management, Capital Research and Management Company (an investment management firm), 1990 to 1999.

Morris, Erin K. Age 37 100 Light Street Baltimore, MD 21203	Assistant Treasurer	Since 2001	N/A	N/A	Assistant Vice President of LMWW, 2002 to present; Assistant Treasurer (2001 to present) of: Legg Mason Income Trust, Inc., Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Pacific American Income Shares, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003 to present) and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004 to present); Manager, Funds Accounting, Legg Mason Wood Walker, Inc., 2000 to present. Formerly: Assistant Manager, Funds Accounting, LMWW, 1993 to 2000.

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS

AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING

1-888-425-6432, OR ON THE SECURITIES AND EXCHANGE

COMMISSION WEBSITE (http://www.sec.gov).

A	Each of the Directors of the Corporation shall hold office until his successor shall have been duly elected and shall qualify, until he shall resign or shall have been removed or until required by applicable law. Each officer shall hold office until his successor shall have been duly chosen and shall qualify or until his resignation or removal.
B	Each Director, other than Mr. Taber, also serves as a Trustee for Western Asset Premier Bond Fund (closed-end investment company) and a Director of Pacific American Income Shares, Inc. (closed-end investment company), which are considered part of the same Fund Complex as the Corporation.
C	Mr. Taber is considered to be an interested person, as defined above, of the Corporation on the basis of his employment with affiliated entities of the Corporation’s investment adviser (including the Corporation’s principal underwriter).
D	Officers of the Funds are interested persons (as defined in the Act).

Western Asset Funds, Inc.

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2M3XG

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Accountants

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6423 or on the Securities Exchange Commission’s website (http://www.sec.gov).

Monthly portfolio holdings are available upon request

by calling 1-888-425-6432.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Inc., Distributor

Item 2 – Code of Ethics

(a)	Western Asset Funds, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s Principal Executive, Financial and Accounting Officers a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Directors is comprised solely of Directors who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Directors of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit Committee and the Board of Directors in absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

(a)	Audit Fees

Fiscal Year Ended March 31, 2003 – $93,200

Fiscal Year Ended March 31, 2004 – $124,700

(b)	Audit-Related Fees

Fiscal Year Ended March 31, 2003 – $12,600

Fiscal Year Ended March 31, 2004 – $15,000

Services include interim audit security pricing.

PricewaterhouseCoopers LLP did not bill fees for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees.

Fiscal Year Ended March 31, 2003 – $4,800

Fiscal Year Ended March 31, 2004 – $6,090

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

(2)	None

PricewaterhouseCoopers LLP did not bill fees for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended March 31, 2003 – $477,017

Fiscal Year Ended March 31, 2004 – $474,477

PricewaterhouseCoopers LLP did not bill fees for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Not applicable.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Governance and Nominating Committee will accept recommendations for nominees to the Registrant’s Board of Directors from shareholders. Shareholders may forward recommendations the Registrant’s Secretary at 385 East Colorado Boulevard, Pasadena, California 91101, Attn: Secretary. The Governance and Nominating Committee has approved the following procedures for shareholders to submit nominees to the Registrants Board of Directors:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 10, 2004)

A Fund shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) calendar days nor more than one hundred and thirty-five (135) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director/trustee nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Fund); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a director/trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the class or series and number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Item 10 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s last half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 – Exhibits

(a) File the exhibits listed below as part of this Form.

(a)(1) The Registrant’s code of ethics is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann

James W. Hirschmann President Western Asset Funds, Inc.

Date: 5/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann

James W. Hirschmann President Western Asset Funds, Inc.

Date: 5/21/04

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Vice President, Treasurer and Principal Financial and Accounting Officer Western Asset Funds, Inc.

Date: 5/21/04